UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY    14450

(Address of principal executive offices) (Zip code)

James Mikolaichik         290 Woodcliff Drive, Fairport, NY    14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:    585-325-6880

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2015

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 99.6%
Consumer Discretionary - 3.0%
Hotels, Restaurants & Leisure - 1.1%
Accor S.A. (France)[1]	62,170	$2,914,994

Household Durables - 1.9%
DR Horton, Inc.	41,120	1,207,283
Lennar Corp. - Class A	24,826	1,194,875
Toll Brothers, Inc.*	34,762	1,190,251
TRI Pointe Group, Inc.*	89,920	1,177,053

		4,769,462

Total Consumer Discretionary		7,684,456

Financials - 95.3%
Real Estate Management & Development - 2.8%
CBRE Group, Inc. - Class A*	58,850	1,883,200
First Capital Realty, Inc. (Canada)	123,580	1,731,694
Forest City Enterprises, Inc. - Class A*	178,070	3,584,549

		7,199,443

REITS - Apartments - 14.1%
American Campus Communities, Inc.	93,670	3,394,601
Apartment Investment & Management Co. - Class A	129,240	4,784,465
AvalonBay Communities, Inc.	50,470	8,823,165
Education Realty Trust, Inc.	131,940	4,347,423
Equity Residential	57,620	4,328,414
Mid-America Apartment Communities, Inc.	74,280	6,081,304
UDR, Inc.	128,920	4,445,162

		36,204,534

REITS - Diversified - 12.3%
CatchMark Timber Trust, Inc. - Class A	262,070	2,694,080
CoreSite Realty Corp.	50,070	2,575,601
Crown Castle International Corp.	42,850	3,379,579
Lamar Advertising Co. - Class A	47,270	2,466,549
Liberty Property Trust	118,310	3,727,948
Outfront Media, Inc.	182,275	3,791,320
Plum Creek Timber Co., Inc.	167,690	6,625,432
Weyerhaeuser Co.	236,670	6,470,558

		31,731,067

REITS - Health Care - 8.6%
Care Capital Properties, Inc.	39,395	1,297,277
Community Healthcare Trust, Inc.	208,530	3,315,627
HCP, Inc.	73,900	2,752,775
Healthcare Trust of America, Inc. - Class A	106,000	2,598,060
Physicians Realty Trust	412,610	6,226,285
Sabra Health Care REIT, Inc.	94,540	2,191,437

1

Investment Portfolio - September 30, 2015

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Health Care (continued)
Ventas, Inc.	64,420	$3,611,385

		21,992,846

REITS - Hotels - 7.7%
Chesapeake Lodging Trust	252,540	6,581,192
Host Hotels & Resorts, Inc.	218,960	3,461,758
LaSalle Hotel Properties	203,830	5,786,734
Pebblebrook Hotel Trust	114,754	4,068,029

		19,897,713

REITS - Industrial - 5.7%
DCT Industrial Trust, Inc.	125,170	4,213,222
Prologis, Inc.	135,850	5,284,565
Rexford Industrial Realty, Inc.	185,650	2,560,113
Terreno Realty Corp.	135,810	2,667,308

		14,725,208

REITS - Manufactured Homes - 1.3%
Equity LifeStyle Properties, Inc.	55,840	3,270,549

REITS - Mortgage - 1.1%
American Capital Agency Corp.	70,480	1,317,976
Annaly Capital Management, Inc.	141,840	1,399,961

		2,717,937

REITS - Office Property - 9.9%
Alexandria Real Estate Equities, Inc.	62,800	5,317,276
Boston Properties, Inc.	22,930	2,714,912
Columbia Property Trust, Inc.	111,530	2,587,496
Douglas Emmett, Inc.	148,330	4,260,038
Mack-Cali Realty Corp.	247,990	4,682,051
Paramount Group, Inc.	358,630	6,024,984

		25,586,757

REITS - Regional Malls - 12.2%
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	1,905,315	1,893,492
General Growth Properties, Inc.	204,800	5,318,656
Simon Property Group, Inc.	95,890	17,616,911
Tanger Factory Outlet Centers, Inc.	79,170	2,610,235
Taubman Centers, Inc.	56,110	3,876,079

		31,315,373

REITS - Retail - 1.0%
Scentre Group (Australia)[1]	957,107	2,634,255

REITS - Shopping Centers - 10.7%
Brixmor Property Group, Inc.	229,020	5,377,390

2

Investment Portfolio - September 30, 2015

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Shopping Centers (continued)
DDR Corp.	304,610	$4,684,902
Equity One, Inc.	113,630	2,765,754
Inland Real Estate Corp.	310,210	2,512,701
Kite Realty Group Trust	105,137	2,503,312
Urban Edge Properties	157,170	3,393,300
Westfield Corp. (Australia)[1]	468,010	3,293,255
WP GLIMCHER, Inc.	254,120	2,963,039

		27,493,653

REITS - Single Tenant - 1.4%
Agree Realty Corp.	121,890	3,638,417

REITS - Storage - 6.5%
CubeSmart	188,030	5,116,296
Extra Space Storage, Inc.	23,450	1,809,402
Public Storage	23,470	4,966,956
Sovran Self Storage, Inc.	50,901	4,799,964

		16,692,618

Total Financials		245,100,370

Information Technology - 1.3%
IT Services - 1.3%
InterXion Holding N.V. - ADR (Netherlands)*	120,890	3,273,701

Utilities - 0.0%
Electric Utilities - 0.0%
Prime AET&D Holdings No.1 Ltd. (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $243,201,911)		256,058,527

3

Investment Portfolio - September 30, 2015

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 0.5%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.06%
(Identified Cost $1,133,301)	1,133,301	$1,133,301

TOTAL INVESTMENTS - 100.1%
(Identified Cost $244,335,212)		257,191,828
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(176,759)

NET ASSETS - 100%		$257,015,069

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of September 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$244,335,215
Unrealized appreciation	29,263,939
Unrealized depreciation	(16,407,326)

Net unrealized appreciation	$12,856,613

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - September 30, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$7,684,456	$4,769,462	$2,914,994	$—
Financials	245,100,370	239,172,860	5,927,510	—
Information Technology	3,273,701	3,273,701	—	—
Utilities	—	—	—	—	*
Mutual fund	1,133,301	1,133,301	—	—

Total assets	$257,191,828	$248,349,324	$8,842,504	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of September 30, 2015. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the nine months ended September 30, 2015.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2015

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 96.9%
Consumer Discretionary - 11.5%
Auto Components - 1.5%
F.C.C. Co. Ltd. (Japan)[1]	158,000	$2,535,310
Hankook Tire Co. Ltd. (South Korea)[1]	145,591	4,873,962

		7,409,272

Diversified Consumer Services - 1.4%
Fu Shou Yuan International Group Ltd. (China)[1]	11,278,000	7,100,624

Internet & Catalog Retail - 3.5%
ASOS plc (United Kingdom)*[1]	156,760	6,570,506
Rakuten, Inc. (Japan)[1]	894,190	11,429,936

		18,000,442

Leisure Products - 1.5%
Shimano, Inc. (Japan)[1]	54,800	7,699,172

Media - 0.8%
Mediaset Espana Comunicacion S.A. (Spain)[1]	382,640	4,183,019

Specialty Retail - 0.9%
Groupe Fnac S.A. (France)*[1]	3,891	222,130
Komeri Co. Ltd. (Japan)[1]	188,800	4,086,800

		4,308,930

Textiles, Apparel & Luxury Goods - 1.9%
Kering (France)[1]	59,760	9,782,424

Total Consumer Discretionary		58,483,883

Consumer Staples - 22.5%
Beverages - 5.9%
AMBEV S.A. - ADR (Brazil)*	1,542,450	7,558,005
Diageo plc (United Kingdom)[1]	431,750	11,599,755
Treasury Wine Estates Ltd. (Australia)[1]	2,285,660	10,591,132

		29,748,892

Food & Staples Retailing - 3.6%
Carrefour S.A. (France)[1]	169,962	5,037,095
Casino Guichard-Perrachon S.A. (France)[1]	34,170	1,819,731
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	681,300	4,134,563
Tesco plc (United Kingdom)[1]	2,618,070	7,271,914

		18,263,303

Food Products - 8.1%
Biostime International Holdings Ltd. (China)[1]	2,526,500	4,864,765
Danone S.A. (France)[1]	107,012	6,754,971
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	2,604,000	6,591,294
Nestle S.A. (Switzerland)[1]	105,220	7,913,143
Sao Martinho S.A. (Brazil)	386,750	3,814,333

1

Investment Portfolio - September 30, 2015

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Suedzucker AG (Germany)[1]	625,447	$11,373,787

		41,312,293

Personal Products - 3.4%
Unilever plc - ADR (United Kingdom)	420,230	17,136,979

Tobacco - 1.5%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	2,095,607
Swedish Match AB (Sweden)[1]	191,000	5,773,653

		7,869,260

Total Consumer Staples		114,330,727

Energy - 5.1%
Energy Equipment & Services - 1.8%
Spectrum ASA (Norway)[1]	578,746	2,035,548
TGS Nopec Geophysical Co. ASA (Norway)[1]	391,280	7,233,655

		9,269,203

Oil, Gas & Consumable Fuels - 3.3%
Galp Energia SGPS S.A. (Portugal)[1]	1,050,040	10,361,650
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	4,167,794
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	2,090,944

		16,620,388

Total Energy		25,889,591

Financials - 4.8%
Capital Markets - 1.0%
Daiwa Securities Group, Inc. (Japan)[1]	830,000	5,370,519

Diversified Financial Services - 1.3%
IDFC Ltd. (India)[1]	3,023,300	6,518,055

Insurance - 1.0%
Mapfre S.A. (Spain)[1]	1,877,000	4,908,078

Real Estate Investment Trusts (REITS) - 1.5%
Alstria Office REIT AG (Germany)[1]	595,480	7,750,120

Total Financials		24,546,772

Health Care - 10.3%
Health Care Equipment & Supplies - 1.3%
Carl Zeiss Meditec AG (Germany)[1]	232,000	6,488,032

Health Care Providers & Services - 2.5%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	200,000	7,802,000
Odontoprev S.A. (Brazil)	2,000,000	4,938,832

		12,740,832

2

Investment Portfolio - September 30, 2015

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services - 1.5%
Gerresheimer AG (Germany)[1]	103,132	$7,538,676

Pharmaceuticals - 5.0%
AstraZeneca plc - ADR (United Kingdom)	308,740	9,824,107
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,320,150
Novartis AG - ADR (Switzerland)	49,000	4,504,080
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	7,904,400

		25,552,737

Total Health Care		52,320,277

Industrials - 17.1%
Commercial Services & Supplies - 1.1%
Aggreko plc (United Kingdom)[1]	381,247	5,496,114

Construction & Engineering - 2.6%
Larsen & Toubro Ltd. (India)[1]	591,285	13,254,229

Electrical Equipment - 4.4%
Alstom S.A. (France)*[1]	295,560	9,142,059
Bharat Heavy Electricals Ltd. (India)[1]	2,049,250	6,442,999
Schneider Electric SE (France)[1]	66,000	3,695,958
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	3,220,600

		22,501,616

Industrial Conglomerates - 4.2%
Siemens AG (Germany)[1]	237,600	21,226,579

Machinery - 3.1%
ANDRITZ AG (Austria)[1]	123,000	5,542,526
FANUC Corp. (Japan)[1]	37,540	5,775,105
Jain Irrigation Systems Ltd. - DVR (India)[1]	44,872	29,395
Jain Irrigation Systems Ltd. (India)[1]	4,464,000	4,373,910

		15,720,936

Professional Services - 1.7%
Intertek Group plc (United Kingdom)[1]	240,170	8,862,867

Total Industrials		87,062,341

Information Technology - 18.7%
Electronic Equipment, Instruments & Components - 4.9%
Hitachi Ltd. (Japan)[1]	1,646,660	8,309,096
Keyence Corp. (Japan)[1]	10,809	4,827,064
PAX Global Technology Ltd. (Hong Kong)[1]	11,264,000	11,743,493

		24,879,653

Internet Software & Services - 2.0%
Qihoo 360 Technology Co. Ltd. - ADR (China)*	214,420	10,255,709

3

Investment Portfolio - September 30, 2015

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 2.6%
Wirecard AG (Germany)[1]	279,720	$13,393,666

Semiconductors & Semiconductor Equipment - 1.2%
MediaTek, Inc. (Taiwan)[1]	794,830	5,914,821

Software - 4.7%
SAP SE (Germany)[1]	284,360	18,421,991
Totvs S.A. (Brazil)	721,250	5,335,922

		23,757,913

Technology Hardware, Storage & Peripherals - 3.3%
Samsung Electronics Co. Ltd. (South Korea)[1]	17,490	16,780,848

Total Information Technology		94,982,610

Materials - 2.1%
Chemicals - 2.1%
Givaudan S.A. (Switzerland)[1]	3,400	5,532,356
Symrise AG (Germany)[1]	87,320	5,261,341

		10,793,697

Total Materials		10,793,697

Telecommunication Services - 4.8%
Diversified Telecommunication Services - 3.7%
Telefonica S.A. - ADR (Spain)	727,200	8,755,488
Telenor ASA - ADR (Norway)	184,380	10,332,655

		19,088,143

Wireless Telecommunication Services - 1.1%
Bharti Infratel Ltd. (India)[1]	1,041,080	5,641,076

Total Telecommunication Services		24,729,219

TOTAL COMMON STOCKS (Identified Cost $538,211,816)		493,139,117

SHORT-TERM INVESTMENT - 2.6%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.06%, (Identified Cost $12,936,741)	12,936,741	12,936,741

TOTAL INVESTMENTS - 99.5% (Identified Cost $551,148,557)		506,075,858
OTHER ASSETS, LESS LIABILITIES - 0.5%		2,673,108

NET ASSETS - 100%		$508,748,966

ADR - American Depositary Receipt

DVR - Differential Voting Rights

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2015.

4

Investment Portfolio - September 30, 2015

(unaudited)

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany 19.6%; United Kingdom 13.8%;.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$551,148,557
Unrealized appreciation	46,095,360
Unrealized depreciation	(91,168,059)

Net unrealized depreciation	$(45,072,699)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$58,483,883	$—	$58,483,883	$—
Consumer Staples	114,330,727	35,100,611	79,230,116	—
Energy	25,889,591	4,167,794	21,721,797	—
Financials	24,546,772	—	24,546,772	—
Health Care	52,320,277	34,973,419	17,346,858	—
Industrials	87,062,341	—	87,062,341	—
Information Technology	94,982,610	15,591,631	79,390,979	—
Materials	10,793,697	—	10,793,697	—
Telecommunication Services	24,729,219	19,088,143	5,641,076	—
Mutual fund	12,936,741	12,936,741	—	—

Total assets	$506,075,858	$121,858,339	$384,217,519	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

5

Investment Portfolio - September 30, 2015

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2015

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 96.4%
Consumer Discretionary - 16.3%
Diversified Consumer Services - 2.0%
Kroton Educacional S.A. (Brazil)	18,562,611	$36,333,929

Hotels, Restaurants & Leisure - 2.6%
Accor S.A. (France)[1]	1,017,630	47,714,101

Media - 5.4%
ITV plc (United Kingdom)[1]	9,233,362	34,407,584
Liberty Global plc - Class A - ADR (United Kingdom)*	1,148,450	49,314,443
Modern Times Group AB - Class B (Sweden)[1]	583,116	15,011,386

		98,733,413

Specialty Retail - 2.2%
Kingfisher plc (United Kingdom)[1]	7,253,410	39,402,133

Textiles, Apparel & Luxury Goods - 4.1%
Adidas AG (Germany)[1]	372,520	30,035,453
lululemon athletica, Inc.*	887,360	44,944,784

		74,980,237

Total Consumer Discretionary		297,163,813

Consumer Staples - 25.8%
Beverages - 11.5%
AMBEV S.A. - ADR (Brazil)*	7,755,636	38,002,616
Anheuser-Busch InBev N.V. (Belgium)[1]	537,020	57,115,354
Diageo plc (United Kingdom)[1]	2,188,200	58,790,002
Remy Cointreau S.A. (France)[1]	158,000	10,383,442
SABMiller plc (United Kingdom)[1]	811,840	45,972,591

		210,264,005

Food & Staples Retailing - 3.3%
Carrefour S.A. (France)[1]	618,145	18,319,713
Tesco plc (United Kingdom)[1]	15,006,010	41,680,482

		60,000,195

Food Products - 5.2%
Danone S.A. (France)[1]	730,880	46,135,697
Nestle S.A. (Switzerland)[1]	651,250	48,977,706

		95,113,403

Personal Products - 3.0%
Beiersdorf AG (Germany)[1]	229,056	20,303,859
Unilever plc - ADR (United Kingdom)	834,960	34,049,669

		54,353,528

Tobacco - 2.8%
Japan Tobacco, Inc. (Japan)[1]	998,300	30,967,460

1

Investment Portfolio - September 30, 2015

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Tobacco (continued)
Swedish Match AB (Sweden)[1]	648,461	$19,602,036

		50,569,496

Total Consumer Staples		470,300,627

Energy - 5.9%
Energy Equipment & Services - 3.1%
Schlumberger Ltd.	803,160	55,393,945

Oil, Gas & Consumable Fuels - 2.8%
Cameco Corp. (Canada)	3,504,140	42,645,384
Whitehaven Coal Ltd. (Australia)*[1]	14,044,782	8,913,570

		51,558,954

Total Energy		106,952,899

Financials - 1.7%
Insurance - 1.7%
Admiral Group plc (United Kingdom)[1]	1,348,520	30,670,351

Health Care - 18.4%
Health Care Equipment & Supplies - 3.6%
BioMerieux (France)[1]	91,839	9,936,289
Medtronic plc (Ireland)	500,100	33,476,694
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	35,076,000	22,236,402

		65,649,385

Health Care Providers & Services - 3.7%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	859,070	67,140,950

Life Sciences Tools & Services - 1.3%
QIAGEN N.V.*[1]	752,660	19,415,077
QIAGEN N.V. - ADR*	177,910	4,590,078

		24,005,155

Pharmaceuticals - 9.8%
Novartis AG - ADR (Switzerland)	600,580	55,205,314
Roche Holding AG (Switzerland)[1]	228,720	60,718,655
Sanofi (France)[1]	666,516	63,452,728

		179,376,697

Total Health Care		336,172,187

Industrials - 7.3%
Airlines - 1.0%
Ryanair Holdings plc - ADR (Ireland)	235,547	18,443,330

Commercial Services & Supplies - 1.5%
Aggreko plc (United Kingdom)[1]	1,943,693	28,020,569

2

Investment Portfolio - September 30, 2015

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Electrical Equipment - 0.4%
Nexans S.A. (France)*[1]	197,704	$6,678,597

Machinery - 1.8%
Sulzer AG (Switzerland)[1]	203,770	19,966,631
The Weir Group plc (United Kingdom)[1]	741,470	13,154,703

		33,121,334

Marine - 1.0%
D/S Norden A/S (Denmark)*[1]	240,147	5,302,943
Diana Shipping, Inc. (Greece)*	724,738	4,696,302
Pacific Basin Shipping Ltd. (Hong Kong)[1]	15,452,000	4,701,297
Star Bulk Carriers Corp. (Greece)*	1,614,201	3,309,112

		18,009,654

Trading Companies & Distributors - 1.6%
Brenntag AG (Germany)[1]	550,688	29,711,873

Total Industrials		133,985,357

Information Technology - 12.8%
Internet Software & Services - 11.2%
Alibaba Group Holding Ltd. - ADR (China)*	922,010	54,370,930
Baidu, Inc. - ADR (China)*	349,000	47,956,090
Qihoo 360 Technology Co. Ltd. - ADR (China)*	969,110	46,352,531
Tencent Holdings Ltd. - Class H (China)[1]	3,258,795	54,932,173

		203,611,724

IT Services - 1.6%
Amdocs Ltd. - ADR	520,254	29,592,048

Total Information Technology		233,203,772

Materials - 5.0%
Chemicals - 1.4%
Potash Corp. of Saskatchewan, Inc. (Canada)	410,540	8,436,597
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	1,228,958	17,869,049

		26,305,646

Metals & Mining - 3.6%
Alumina Ltd. (Australia)[1]	23,738,656	18,886,032
Norsk Hydro ASA (Norway)[1]	5,646,006	18,826,960
ThyssenKrupp AG (Germany)[1]	1,576,970	27,710,607

		65,423,599

Total Materials		91,729,245

3

Investment Portfolio - September 30, 2015

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services - 3.2%
Wireless Telecommunication Services - 3.2%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	3,553,685	$58,813,487

TOTAL COMMON STOCKS (Identified Cost $2,044,174,133)		1,758,991,738

SHORT-TERM INVESTMENT - 0.6%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.06%, (Identified Cost $11,331,124)	11,331,124	11,331,124

TOTAL INVESTMENTS - 97.0% (Identified Cost $2,055,505,257)		1,770,322,862
OTHER ASSETS, LESS LIABILITIES - 3.0%		54,183,171

NET ASSETS - 100%		$1,824,506,033

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 20.6%; China 12.4%; France 11.1%; Switzerland 10.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$2,097,533,766
Unrealized appreciation	57,433,984
Unrealized depreciation	(384,644,888)

Net unrealized depreciation	$(327,210,904)

4

Investment Portfolio - September 30, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$297,163,813	$130,593,156	$166,570,657	$—
Consumer Staples	470,300,627	72,052,285	398,248,342	—
Energy	106,952,899	98,039,329	8,913,570	—
Financials	30,670,351	—	30,670,351	—
Health Care	336,172,187	93,272,086	242,900,101	—
Industrials	133,985,357	26,448,744	107,536,613	—
Information Technology	233,203,772	178,271,599	54,932,173	—
Materials	91,729,245	26,305,646	65,423,599	—
Telecommunication Services	58,813,487	58,813,487	—	—
Mutual fund	11,331,124	11,331,124	—	—

Total assets	$1,770,322,862	$695,127,456	$1,075,195,406	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 95.9%
Akron, Recreational Facilities Impt., Refunded, G.O. Bond	6.500%	11/1/2015	Aa3		$300,000	$301,650
Akron, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa3		100,000	104,857
Akron, Various Purposes Impt., Series A, G.O. Bond	1.250%	12/1/2017	AA	[2]	350,000	353,731
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	AA	[2]	100,000	109,153
Akron, Various Purposes Impt., Series C, G.O. Bond	3.000%	12/1/2017	AA	[2]	300,000	314,571
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1		720,000	811,627
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1		200,000	236,022
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	109,808
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Series A, Revenue Bond, AGC	4.500%	2/15/2018	A1		100,000	108,471
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2		170,000	188,350
Butler County Sewer System, Revenue Bond, AGM	5.000%	12/1/2017	Aa3		300,000	327,051
Butler County, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2		5,000	5,269
Butler County, Unrefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2		95,000	100,003
Centerville City School District, School Impt., G.O. Bond	3.000%	12/1/2016	Aa1		100,000	102,948
Cincinnati City School District, School Impt., G.O. Bond	4.500%	6/1/2018	Aa2		350,000	383,821
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2		400,000	450,452
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		110,000	115,921
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2016	Aaa		150,000	158,226
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2018	Aaa		230,000	259,330
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2018	Aaa		120,000	135,302
Cincinnati Water System, Water Utility Impt., Series A, Revenue Bond	4.250%	12/1/2019	Aaa		200,000	224,788
Cincinnati, Public Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa2		500,000	545,390
Cincinnati, Public Impt., Series B, G.O. Bond	4.250%	12/1/2017	Aa2		140,000	145,942
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	5.000%	12/1/2015	Aa2		300,000	302,460
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	4.250%	12/1/2017	Aa2		150,000	161,201
Cleveland Department of Public Utilities Division of Public Power, Prerefunded Balance, Series A-1, Revenue Bond, NATL	5.000%	11/15/2018	A3		1,000,000	1,051,840

1

Investment Portfolio - September 30, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1	$370,000	$418,133
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1	1,000,000	1,193,630
Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	235,000	264,685
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	244,306
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2017	Aa2	265,000	279,265
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2018	Aa2	125,000	131,729
Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	566,395
Columbus, Various Purposes Impt., Series 2, G.O. Bond	4.000%	2/15/2017	Aaa	100,000	104,871
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/15/2016	Aaa	105,000	110,909
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa	100,000	111,914
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa1	250,000	281,880
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	438,540
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2017	Aa1	280,000	287,809
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa1	185,000	191,529
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa1	85,000	87,920
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa1	500,000	617,845
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa1	395,000	464,978
Delaware County Sanitary Sewer System, Revenue Bond, AGM	4.500%	12/1/2019	Aa2	150,000	158,997
Delaware County Sanitary Sewer System, Sewer Impt., Revenue Bond	1.000%	12/1/2016	Aa2	255,000	257,150
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1	305,000	320,915
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1	250,000	251,665
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	201,332
Dublin City School District, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa1	400,000	437,584
Dublin, Various Purposes Impt., G.O. Bond	3.500%	12/1/2035	Aaa	450,000	450,828
Fairfield City School District, G.O. Bond	3.000%	12/1/2016	Aa3	330,000	339,854
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	234,650
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2	300,000	309,822
Fairfield Township, Public Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2017	Aa2	290,000	292,404
Franklin County, G.O. Bond	4.000%	6/1/2017	Aaa	1,145,000	1,212,154
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa	275,000	343,887

2

Investment Portfolio - September 30, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		$100,000	$112,247
Franklin County, Various Purposes Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2027	Aaa		500,000	546,430
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1		300,000	344,517
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1		375,000	431,996
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1		500,000	611,905
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	4.000%	12/1/2017	Aa1		350,000	374,259
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1		350,000	393,579
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	117,268
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA	[2]	200,000	218,012
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	587,490
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2		570,000	700,610
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2		200,000	201,238
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2		150,000	164,305
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	587,490
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	2.000%	12/1/2016	Aa2		200,000	203,898
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2		500,000	597,770
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2		320,000	366,630
Hamilton Local School District, School Impt., Prerefunded Balance, G.O. Bond, AGM	4.500%	6/1/2016	A2		200,000	205,732
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2		200,000	201,228
Hilliard School District, School Construction, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2015	Aa1		325,000	327,685
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1		500,000	564,095
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1		100,000	106,066
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1		300,000	344,460
Huber Heights, Various Purposes Impt., G.O. Bond, AGM	5.000%	6/1/2017	Aa2		115,000	123,488
Independence, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa1		100,000	104,585

3

Investment Portfolio - September 30, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ironton City School District, School Impt., Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2016	A3		$200,000	$208,992
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1		100,000	102,440
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1		175,000	201,241
Loveland City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2015	Aa2		300,000	302,430
Mahoning Valley Sanitary District, Revenue Bond, AGC	2.125%	12/1/2015	A3		100,000	100,334
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2017	AA	[2]	200,000	213,288
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA	[2]	335,000	364,624
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1		100,000	106,550
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3		100,000	109,366
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3		230,000	253,911
New Albany Plain Local School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa1		150,000	151,170
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aa1		340,000	366,017
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa2		200,000	223,880
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1		750,000	896,100
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2018	Aa3		275,000	302,563
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3		375,000	424,991
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	A1		400,000	474,024
Ohio State Turnpike Commission, Series A, Revenue Bond	3.250%	2/15/2016	Aa3		100,000	101,132
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		260,000	298,966
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2016	WR	[3]	400,000	421,532
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa		500,000	594,850
Ohio State Water Development Authority, Drinking Water, Prerefunded Balance, Series B, Revenue Bond	5.000%	12/1/2015	WR	[3]	500,000	504,110
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	153,341

4

Investment Portfolio - September 30, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State Water Development Authority, Fresh Water, Series A, Revenue Bond	5.000%	6/1/2020	Aaa		$450,000	$525,595
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		300,000	324,159
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		10,000	10,270
Ohio State Water Development Authority, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	201,756
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		150,000	164,161
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	12/1/2017	Aaa		125,000	136,801
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	9/1/2025	Aa1		350,000	438,081
Ohio State, School Impt., Series B, G.O. Bond	5.000%	6/15/2024	Aa1		1,150,000	1,377,240
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	596,925
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2		650,000	730,795
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2		350,000	403,151
Olentangy Local School District, Public Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	6/1/2016	Aa1		100,000	103,193
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	115,347
Olentangy Local School District, School Impt., Series A, G.O. Bond	4.300%	12/1/2016	Aa1		150,000	156,563
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1		150,000	168,927
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1		115,000	124,491
Oregon City School District, School Impt., G.O. Bond	4.000%	12/1/2017	Aa3		100,000	106,931
Portage County, Limited Tax, Various Purposes Impt., G.O. Bond	4.000%	12/1/2017	AA	[2]	250,000	267,775
Sandy Valley Local School District, School Impt., Prerefunded Balance, G.O. Bond, XLCA	4.500%	6/1/2016	A	[2]	100,000	102,859
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA	[2]	140,000	144,436
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3		200,000	225,856
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa2		100,000	107,630
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	111,748
Summit County, Series A, G.O. Bond, NATL	4.750%	12/1/2019	Aa1		120,000	126,142
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	117,537
Sylvania City School District, School Impt., Prerefunded Balance, G.O. Bond, AGC	5.000%	12/1/2020	A1		150,000	161,063

5

Investment Portfolio - September 30, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Sylvania City School District, School Impt., Prerefunded Balance, G.O. Bond, AGC	5.000%	12/1/2025	A1	$270,000	$289,913
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	500,000	561,545
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	500,000	575,695
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2	275,000	314,311
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1	100,000	102,145
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa	535,000	621,140
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	117,575
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	438,016

TOTAL MUNICIPAL BONDS (Identified Cost $42,729,172)					43,198,371

SHORT-TERM INVESTMENT - 3.0%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $1,377,228)	0.00%[4]			1,377,228	1,377,228

TOTAL INVESTMENTS - 98.9% (Identified Cost $44,106,400)					44,575,599
OTHER ASSETS, LESS LIABILITIES - 1.1%					490,192

NET ASSETS - 100%					$45,065,791

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2015, there is no rating available (unaudited).

4Rate shown is the current yield as of September 30, 2015. Rate is less than 0.01%.

6

Investment Portfolio - September 30, 2015

(unaudited)

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$44,106,400
Unrealized appreciation	482,887
Unrealized depreciation	(13,688)

Net unrealized appreciation	$469,199

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$43,198,371	$—	$43,198,371	$—
Mutual fund	1,377,228	1,377,228	—	—

Total assets	$44,575,599	$1,377,228	$43,198,371	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 98.4%
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2		$500,000	$590,485

ARIZONA - 3.3%
Arizona Health Facilities Authority, Banner Health, Series A, Revenue Bond	5.000%	1/1/2019	AA	[2]	795,000	837,763
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		1,050,000	1,259,317
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2		1,200,000	1,454,988
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,141,390
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,632,358
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,510,877
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1		1,715,000	1,840,469
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	470,864
Tucson Water System, Series A, Revenue Bond	5.000%	7/1/2018	Aa2		1,400,000	1,558,942
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	532,146

						12,239,114

COLORADO - 2.0%
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,733,625
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,812,133
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2		1,500,000	1,697,595
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2		1,210,000	1,343,378

						7,586,731

CONNECTICUT - 0.1%
Connecticut Municipal Electric Energy Cooperative, Series A, Revenue Bond	4.000%	1/1/2017	Aa3		420,000	438,333

DELAWARE - 0.6%
Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1		2,000,000	2,247,840

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DISTRICT OF COLUMBIA - 0.3%
District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa3	$1,000,000	$1,205,090

FLORIDA - 8.3%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,755,000	1,820,304
Charlotte County Utility System Revenue, Revenue Bond, AGM	4.100%	10/1/2021	Aa3	900,000	930,510
Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A1	1,010,000	1,156,480
Florida Municipal Power Agency, St. Lucie Project, Series A, Revenue Bond	5.000%	10/1/2018	A2	1,065,000	1,187,006
Florida Municipal Power Agency, Stanton II Project, Swap Termination, Series A, Revenue Bond	4.000%	10/1/2017	A1	635,000	674,503
Florida’s Turnpike Enterprise, Series A, Revenue Bond	5.000%	7/1/2017	Aa3	1,000,000	1,077,140
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa3	920,000	1,049,352
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,812,749
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	902,397
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,294,020
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,720,515
Miami-Dade County Expressway Authority, Swap Termination, Series A, Revenue Bond, AGM	4.000%	7/1/2018	A2	1,000,000	1,078,970
Miami-Dade County, Transit System Sales Surtax, Transit Impt., Series A, Revenue Bond, AGC	4.000%	7/1/2017	A1	1,465,000	1,550,644
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,388,620
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	579,650
Miami-Dade County, Water & Sewer System, Series C, Revenue Bond, BHAC	5.000%	10/1/2015	Aa1	700,000	700,091
Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	2,065,000	2,471,784
Orlando Utilities Commission, Revenue Bond	5.000%	10/1/2019	Aa2	740,000	775,690
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2	400,000	426,824
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2	675,000	750,073
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	570,695

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A2	$1,165,000	$1,356,025
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2017	A1	1,730,000	1,869,940
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2018	A1	400,000	445,992
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	597,295
South Miami Health Facilities Authority, Baptist Health South Florida Group, Revenue Bond	5.000%	8/15/2018	Aa2	500,000	539,960
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	559,985

					31,287,214

GEORGIA - 3.5%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	Aa3	1,000,000	1,088,950
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa3	1,160,000	1,335,380
Augusta Water & Sewerage, Revenue Bond, AGM	5.000%	10/1/2016	Aa3	1,050,000	1,099,098
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	572,555
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	1,585,000	1,769,573
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2017	Aa3	1,000,000	1,056,380
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa3	1,200,000	1,353,636
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	2,250,000	2,547,518
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	500,000	566,115
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1	485,000	557,284
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1	1,000,000	1,170,110

					13,116,599

HAWAII - 0.9%
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3	1,000,000	1,134,270
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2023	Aa3	1,750,000	2,112,723

					3,246,993

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
ILLINOIS - 3.4%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA	[2]	$500,000	$526,470
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA	[2]	625,000	652,575
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2018	Aa2		750,000	810,037
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2019	Aa2		760,000	835,514
Central Lake County Joint Action Water Agency, Series A, Revenue Bond	2.000%	5/1/2017	Aa2		575,000	586,373
Chicago Waterworks, Water Utility Impt., Revenue Bond	3.000%	11/1/2016	Baa2		875,000	888,003
Chicago Waterworks, Water Utility Impt., Revenue Bond	5.000%	11/1/2017	Baa2		600,000	635,016
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1		820,000	921,549
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2018	A1		500,000	546,580
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1		2,000,000	2,388,660
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,145,130
Illinois State, Public Impt., G.O. Bond	4.000%	7/1/2016	A3		2,000,000	2,045,780
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	A3		725,000	822,288

						12,803,975

INDIANA - 2.1%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	AA	[2]	1,450,000	1,535,347
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	763,007
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA	[2]	500,000	539,930
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1		2,540,000	2,853,893
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		750,000	831,210
Lafayette, Sewage Works, Revenue Bond	4.000%	7/1/2017	AA	[2]	500,000	529,230
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	1/1/2017	AA	[2]	470,000	484,716

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
INDIANA (continued)
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA	[2]	$475,000	$501,790

						8,039,123

IOWA - 0.6%
Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2		2,000,000	2,424,760

KANSAS - 3.4%
Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2		500,000	573,710
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA	[2]	2,965,000	3,393,383
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	929,525
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2017	AA	[2]	2,000,000	2,172,200
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2018	AA	[2]	1,000,000	1,121,030
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA	[2]	2,000,000	2,291,900
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	4.000%	9/1/2018	A3		450,000	487,787
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3		1,495,000	1,737,564

						12,707,099

KENTUCKY - 0.1%
Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa2		500,000	569,115

LOUISIANA - 1.4%
Lafayette Utilities, Sewer Impt., Revenue Bond	4.000%	11/1/2018	A1		1,135,000	1,237,105
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1		990,000	1,136,698
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	BBB	[2]	1,700,000	1,957,346
St. Charles Parish Waterworks & Wastewater District No. 1, Revenue Bond	2.000%	7/1/2017	A	[2]	750,000	765,630

						5,096,779

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MAINE - 0.6%
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		$570,000	$644,243
Maine Turnpike Authority, Revenue Bond	5.000%	7/1/2017	Aa3		1,500,000	1,615,710

						2,259,953

MARYLAND - 0.6%
Baltimore, Water Utility Impt., Series A, Revenue Bond	4.000%	7/1/2018	Aa3		500,000	542,185
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	562,445
Maryland State, Public Impt., Series A, G.O. Bond	5.250%	3/1/2017	Aaa		1,000,000	1,068,100

						2,172,730

MASSACHUSETTS - 2.3%
Commonwealth of Massachusetts, Public Impt., Series D-2, G.O. Bond[3]	0.320%	8/1/2043	Aa1		1,225,000	1,221,497
Commonwealth of Massachusetts, Public Impt., Series E, G.O. Bond	5.000%	12/1/2016	Aa1		500,000	527,305
Commonwealth of Massachusetts, Series C, G.O. Bond	3.625%	10/1/2040	Aa1		3,000,000	2,930,070
Lynn Water & Sewer Commission, Revenue Bond	5.000%	6/1/2017	A1		1,500,000	1,609,935
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa3		600,000	645,324
Massachusetts Municipal Wholesale Electric Co., Project No. 3, Revenue Bond	5.000%	7/1/2016	A3		1,000,000	1,035,540
Massachusetts Municipal Wholesale Electric Co., Project No. 6, Revenue Bond	5.000%	7/1/2017	A3		590,000	634,757

						8,604,428

MICHIGAN - 1.3%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA	[2]	1,000,000	1,080,510
Bay City School District, G.O. Bond	3.000%	11/1/2016	AA	[2]	500,000	513,115
Emmet County, Public Impt., G.O. Bond	2.250%	5/1/2018	Aa3		910,000	938,419
Grand Rapids, Water Supply System, Revenue Bond	5.000%	1/1/2018	Aa2		550,000	602,113
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa1		1,000,000	1,130,720
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2		400,000	452,288

						4,717,165

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MINNESOTA - 0.8%
Minnesota Agricultural & Economic Development Board, Series C-1, Revenue Bond, AGC	5.000%	2/15/2016	AA	[2]	$540,000	$548,888
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A2		2,130,000	2,378,039
Western Minnesota Municipal Power Agency, Prerefunded Balance, Revenue Bond	6.625%	1/1/2016	Aaa		35,000	35,573

						2,962,500

MISSISSIPPI - 0.2%
Mississippi Hospital Equipment & Facilities Authority, Series 1, Revenue Bond	5.000%	10/1/2017	Aa3		750,000	810,735

MISSOURI - 2.3%
Kansas City, Sanitary Sewer System, Revenue Bond.	4.000%	1/1/2017	Aa2		2,155,000	2,249,906
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2		2,425,000	2,493,118
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA	[2]	295,000	298,210
Missouri Joint Municipal Electric Utility Commission, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	1/1/2021	A2		1,535,000	1,622,940
Missouri Joint Municipal Electric Utility Commission, Revenue Bond	5.000%	1/1/2018	A3		500,000	545,610
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond	4.000%	1/1/2018	A2		750,000	801,900
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2		725,000	832,380

						8,844,064

NEBRASKA - 3.7%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,381,300
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2		630,000	692,962
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A	[2]	500,000	549,970
Nebraska Public Power District, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2019	A1		600,000	656,706
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1		1,000,000	1,126,660
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		500,000	563,330
Nebraska Public Power District, Series B, Revenue Bond	3.000%	1/1/2016	A1		905,000	911,489

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA (continued)
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1		$1,000,000	$1,153,030
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1		2,160,000	2,363,645
Omaha Public Power District, Series A, Revenue Bond	4.000%	2/1/2018	A1		1,120,000	1,201,995
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2018	Aa2		675,000	741,407
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2		1,265,000	1,429,981

						13,772,475

NEW HAMPSHIRE - 0.8%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1		2,575,000	2,973,198

NEW JERSEY - 1.4%
Hudson County, G.O. Bond	2.000%	12/1/2017	AA	[2]	1,000,000	1,027,460
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3		455,000	465,820
New Jersey State Turnpike Authority, Series A, Revenue Bond	3.000%	1/1/2016	A3		1,100,000	1,107,744
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A3		1,625,000	1,824,713
New Jersey State Turnpike Authority, Series H, Revenue Bond	5.000%	1/1/2020	A3		915,000	1,019,987

						5,445,724

NEW MEXICO - 1.3%
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2		1,250,000	1,504,575
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2		2,000,000	2,430,520
Las Cruces, Multiple Utility Impt., Revenue Bond	2.000%	6/1/2018	Aa2		875,000	902,046

						4,837,141

NEW YORK - 7.5%
Metropolitan Transportation Authority, Series D-1, Revenue Bond	5.000%	11/15/2024	A1		1,385,000	1,687,539
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A1		1,145,000	1,248,222

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW YORK (continued)
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A1		$725,000	$814,479
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,315,000	1,515,222
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[3]	0.380%	11/15/2044	A1		1,600,000	1,590,384
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		1,000,000	1,129,610
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2		2,880,000	3,513,024
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,415,540
New York City, Series A, G.O. Bond	5.000%	8/1/2023	Aa2		2,000,000	2,415,540
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3		420,000	469,115
New York State Thruway Authority Highway & Bridge Trust Fund, Highway Ipmt., Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	2,135,000	2,390,026
New York State Thruway Authority, Highway Impt., Series H, Revenue Bond, NATL	5.000%	1/1/2017	A2		600,000	633,750
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		1,000,000	1,089,720
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1		765,000	924,089
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3		500,000	549,080
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		575,000	628,371
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3		725,000	808,701
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3		920,000	1,085,977
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1		2,805,000	3,407,851

						28,316,240

NORTH CAROLINA - 5.8%
Cape Fear Public Utility Authority, Sewer Impt., Revenue Bond	5.000%	8/1/2019	Aa2		1,240,000	1,378,954
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,657,166
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	5.000%	1/15/2017	Aa3		415,000	439,174
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	3.000%	1/15/2018	Aa3		500,000	524,100
Mecklenburg County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	2/1/2018	Aaa		5,855,000	6,207,647

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NORTH CAROLINA (continued)
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond, AGC	5.250%	1/1/2019	A3		$1,265,000	$1,392,208
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	668,108
North Carolina Municipal Power Agency No. 1, Prerefunded Balance, Series A, Revenue Bond	5.250%	1/1/2017	WR	[4]	730,000	773,530
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	459,956
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2024	A	[2]	3,000,000	3,625,650
North Carolina Municipal Power Agency No. 1, Unrefunded Balance, Series A, Revenue Bond	5.250%	1/1/2017	A2		1,270,000	1,345,235
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2017	Aaa		3,000,000	3,224,220

						21,695,948

NORTH DAKOTA - 0.4%
Fargo, Health System, Revenue Bond	5.500%	11/1/2016	A1		450,000	474,066
North Dakota Public Finance Authority, Series A, Revenue Bond	4.000%	6/1/2018	AA	[2]	800,000	863,680

						1,337,746

OHIO - 5.7%
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2018	A1		425,000	465,770
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2023	A1		1,895,000	2,229,468
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.000%	2/15/2016	A1		330,000	335,841
American Municipal Power, Inc., Prairie State Energy
Campus Project, Unrefunded Balance, Revenue Bond	5.250%	2/15/2023	A1		25,000	27,501
Franklin County, Ohio Health Corp., Revenue Bond	5.000%	5/15/2018	Aa2		640,000	707,718
Northeast Ohio Regional Sewer District, Sewer Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	11/15/2018	Aa1		1,000,000	1,072,040
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2018	Aa3		1,000,000	1,111,980
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		3,735,000	4,294,764
Ohio State, Highway Impt., Revenue Bond	4.000%	12/15/2017	Aa2		1,000,000	1,070,840
Ohio State, School Impt., Series B, G.O. Bond	5.000%	6/15/2024	Aa1		4,200,000	5,029,920
Toledo Water System, Revenue Bond	3.000%	11/15/2017	Aa3		1,000,000	1,047,180

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		$1,175,000	$1,319,631
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		1,010,000	1,162,904
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3		610,000	715,713
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2		610,000	704,916

						21,296,186

OKLAHOMA - 2.0%
Oklahoma City Water Utilities Trust, Series B, Revenue Bond	5.000%	7/1/2017	Aa1		655,000	705,049
Oklahoma Development Finance Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	8/15/2018	Aa3		500,000	559,040
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2017	Aa3		855,000	903,538
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3		2,750,000	3,178,230
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3		2,000,000	2,342,340

						7,688,197

OREGON - 1.1%
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	440,000	496,606
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2		230,000	234,361
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3		1,285,000	1,469,230
Portland Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1		550,000	572,968
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2		1,015,000	1,210,012

						3,983,177

PENNSYLVANIA - 6.7%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	Aa3		640,000	728,749
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3		500,000	552,145

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	6/1/2018	A1		$1,465,000	$1,621,345
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1		1,500,000	1,724,925
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	675,864
Lancaster County Hospital Authority, Lancaster General, Revenue Bond	4.000%	7/1/2017	Aa3		460,000	485,650
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,164,870
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1		1,200,000	1,433,928
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3		615,000	686,604
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3		1,050,000	1,204,717
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2017	A1		2,440,000	2,660,576
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,140,560
Pennsylvania Turnpike Commission, Subseries B, Revenue Bond	5.000%	6/1/2017	A3		1,000,000	1,070,510
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	AA	[2]	20,000	22,365
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	1/1/2018	A1		385,000	420,936
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	7/1/2018	A1		500,000	555,320
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	A1		750,000	816,217
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1		1,370,000	1,536,085
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1		1,000,000	1,079,220
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1		1,000,000	1,139,710
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2		1,000,000	1,145,720
Pittsburgh Water & Sewer Authority, Swap Termination, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2		1,325,000	1,479,521
Pittsburgh, Series B, G.O. Bond	5.000%	9/1/2018	A1		1,000,000	1,113,860
Southcentral General Authority, Wellspan Health Obligated Group, Prerefunded Balance, Revenue Bond	5.625%	6/1/2018	WR	[4]	465,000	523,739

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Southcentral General Authority, Wellspan Health Obligated Group, Unrefunded Balance, Revenue Bond	5.625%	6/1/2018	Aa3	$190,000	$212,409

					25,195,545

RHODE ISLAND - 0.3%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	A3	1,000,000	1,001,070

SOUTH CAROLINA - 2.9%
Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aaa	530,000	626,290
Piedmont Municipal Power Agency, Revenue Bond, AGC	5.000%	1/1/2018	A3	1,690,000	1,844,162
Piedmont Municipal Power Agency, Revenue Bond, NATL	6.250%	1/1/2021	A3	1,000,000	1,224,160
South Carolina State Public Service Authority, Prerefunded Balance, Series A, Revenue Bond, AMBAC	4.250%	1/1/2017	A1	1,550,000	1,624,493
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1	85,000	96,058
South Carolina State Public Service Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1	2,500,000	2,868,300
South Carolina State Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,168,460
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1	685,000	766,494
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1	700,000	788,445

					11,006,862

TENNESSEE - 2.8%
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	956,472
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	831,378
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	766,755
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2	400,000	440,348

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1		$655,000	$736,364
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		2,000,000	2,253,700
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		1,000,000	1,126,850
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond	5.000%	7/1/2016	Aa3		750,000	776,310
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2		445,000	477,761
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2		1,505,000	1,711,772
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond	5.000%	5/15/2016	AA	[2]	400,000	412,008

						10,489,718

TEXAS - 5.2%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1		1,600,000	1,869,216
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	A1		500,000	597,630
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.000%	11/15/2016	A1		600,000	631,104
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.500%	11/15/2016	A1		1,000,000	1,057,450
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2018	A1		1,000,000	1,109,570
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	637,357
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1		500,000	549,690
Houston Combined Utility System, Series S, Revenue Bond[3]	0.920%	5/15/2034	AA	[2]	1,000,000	995,560
Irving Waterworks & Sewer System, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1		1,110,000	1,209,023
Metropolitan Transit Authority of Harris County, Transit Impt., Revenue Bond	5.000%	11/1/2019	Aa2		845,000	970,939
North Texas Municipal Water District, Sewer Impt., Revenue Bond	3.500%	6/1/2035	Aa2		1,000,000	985,230
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2		2,535,000	3,085,247
Tarrant Regional Water District, Revenue Bond	5.000%	3/1/2017	AAA	[2]	900,000	957,267
Texas State, Highway Impt., Series B, G.O. Bond	5.000%	4/1/2017	Aaa		1,575,000	1,681,360
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA	[2]	2,200,000	2,653,992

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA	[2]	$500,000	$563,920

						19,554,555

UTAH - 1.2%
Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,218,740
Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA	[2]	975,000	1,175,889
Utah Transit Authority, Subseries B, Revenue Bond	1.600%	6/15/2018	A1		1,025,000	1,040,549

						4,435,178

VIRGINIA - 0.7%
Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2		500,000	553,420
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2		400,000	435,644
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa		1,290,000	1,488,931

						2,477,995

WASHINGTON - 8.1%
Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3		400,000	447,712
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,564,173
Everett, G.O. Bond[3]	0.420%	12/1/2034	AA	[2]	1,000,000	982,520
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa2		750,000	866,790
King County, G.O. Bond	5.000%	1/1/2017	Aa1		2,000,000	2,114,060
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2		1,675,000	1,908,830
Seattle Municipal Light & Power, Series B, Revenue Bond	4.000%	2/1/2016	Aa2		550,000	557,150
Seattle Municipal Light & Power, Series B, Revenue Bond	5.000%	2/1/2017	Aa2		1,585,000	1,680,322
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1		4,000,000	4,907,640
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,382,540
Snohomish County Public Utility District No. 1, Revenue Bond	5.000%	12/1/2016	Aa3		740,000	779,590
Tacoma, Sewer Impt., Revenue Bond	5.000%	12/1/2018	Aa2		1,060,000	1,191,928

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
WASHINGTON (continued)
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2		$1,095,000	$1,217,728
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2		1,000,000	1,094,050
Washington Health Care Facilities Authority, Multicare Health System, Prerefunded Balance, Series A, Revenue Bond, AGC	4.000%	8/15/2016	Aa3		525,000	542,000
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		475,000	530,314
Washington State, Correctional Facilities Impt., Series C, Prerefunded Balance, G.O. Bond, NATL	5.000%	1/1/2027	Aa1		4,905,000	5,180,906
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1		2,000,000	2,311,440

						30,259,693

WEST VIRGINIA - 0.3%
Fairmont, Series D, Revenue Bond, AGM	3.000%	7/1/2018	A2		1,210,000	1,279,599

WISCONSIN - 2.1%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		470,000	555,235
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		600,000	672,372
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Revenue Bond	4.000%	4/1/2017	AA	[2]	565,000	592,482
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1		510,000	538,795
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.000%	7/1/2016	A1		515,000	532,824
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1		1,100,000	1,225,708
Wisconsin State, Public Impt., Series D, Prerefunded Balance, G.O. Bond	5.000%	5/1/2018	Aa2		400,000	410,992
WPPI Energy, Series A, Revenue Bond	4.000%	7/1/2017	A1		1,120,000	1,185,475
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,325,440

						8,039,323

Investment Portfolio - September 30, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WYOMING - 0.1%
Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.000%	1/1/2018	A2	$500,000	$544,435

TOTAL MUNICIPAL BONDS
(Identified Cost $366,239,712)					369,600,830

SHORT-TERM INVESTMENT - 0.8%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $3,025,068)	0.00%[5]			3,025,068	3,025,068

TOTAL INVESTMENTS - 99.2% (Identified Cost $369,264,780)					372,625,898
OTHER ASSETS, LESS LIABILITIES - 0.8%					2,981,313

NET ASSETS - 100%					$375,607,211

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BHAC (Berkshire Hathaway Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3The coupon rate is floating and is the effective rate as of September 30, 2015.

4Credit rating has been withdrawn. As of September 30, 2015, there is no rating available (unaudited).

5Rate shown is the current yield as of September 30, 2015. Rate is less than 0.01%.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$369,264,780
Unrealized appreciation	3,508,863
Unrealized depreciation	(147,745)

Net unrealized appreciation	$3,361,118

Investment Portfolio - September 30, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$369,600,830	$—	$369,600,830	$—
Mutual fund	3,025,068	3,025,068	—	—

Total assets	$372,625,898	$3,025,068	$369,600,830	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 96.3%
Albany City School District, G.O. Bond, BAM	4.000%	6/15/2017	AA	[2]	$200,000	$211,444
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2016	AA	[2]	505,000	531,502
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	1,295,000	1,454,376
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA	[2]	1,125,000	1,292,130
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2		365,000	409,209
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2		400,000	453,460
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	342,363
Auburn City School District, G.O. Bond, BAM	2.000%	6/15/2018	AA	[2]	225,000	231,410
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3		1,175,000	1,260,223
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa3		675,000	717,829
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2		500,000	511,660
Binghamton, Public Impt., G.O. Bond, MAC	3.125%	1/15/2017	A2		400,000	413,060
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2		265,000	285,556
Brookhaven, Public Impt., Series A, G.O. Bond	2.000%	3/15/2017	Aa2		500,000	511,235
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2		1,385,000	1,477,906
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1		265,000	266,060
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A	[2]	300,000	334,812
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A	[2]	300,000	356,043
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3		405,000	413,303
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	500,290
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	284,550
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	558,215
Clarkstown, G.O. Bond	4.000%	5/15/2019	AA	[2]	375,000	414,750
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2017	AA	[2]	265,000	275,112
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA	[2]	305,000	323,361
DeWitt, Public Impt., G.O. Bond	3.000%	5/15/2017	AA	[2]	315,000	327,197
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA	[2]	850,000	853,451
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa2		250,000	250,035
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2018	Aa2		640,000	694,835
East Irondequoit Central School District, G.O. Bond	3.000%	6/15/2018	Aa2		310,000	328,216
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA	[2]	305,000	339,343
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1		600,000	659,478
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1		450,000	488,435
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1		1,025,000	1,130,421
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2		300,000	327,099

1

Investment Portfolio - September 30, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	$500,000	$578,240
Fairport Central School District, School Impt., G.O. Bond	2.000%	6/15/2018	AA	[2]	305,000	315,016
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	264,967
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3		215,000	221,706
Geneva, Public Impt., G.O. Bond	2.500%	2/1/2017	A	[2]	870,000	892,055
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		2,675,000	2,808,295
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3		620,000	644,130
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2		420,000	432,226
Hyde Park Central School District, G.O. Bond	2.000%	6/15/2018	AA	[2]	355,000	367,514
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		500,000	511,095
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3		475,000	493,891
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A2		200,000	209,468
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2		500,000	515,635
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	A1		450,000	461,147
Long Island Power Authority, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	6/1/2016	A3		750,000	774,847
Longwood Central School District, Suffolk County, School Impt., G.O. Bond	2.250%	6/15/2018	AA	[2]	590,000	613,689
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aa1		335,000	346,872
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2017	A1		835,000	910,275
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2019	A1		1,000,000	1,152,260
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	11/15/2016	A3		1,545,000	1,626,035
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	11/15/2016	A3		2,590,000	2,725,845
Metropolitan Transportation Authority, Transit Impt., Series 2008C, Revenue Bond	6.500%	11/15/2028	A1		1,000,000	1,169,800
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa2		1,000,000	1,095,860
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2		200,000	226,350
Metropolitan Transportation Authority, Transit Impt., Series A-2, Revenue Bond	5.000%	11/15/2017	A1		340,000	370,651
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1		650,000	730,223
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1		500,000	576,130

2

Investment Portfolio - September 30, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[3]	0.380%	11/15/2044	A1		$600,000	$596,394
Monroe County Water Authority, Water Utility Impt., Revenue Bond	4.500%	8/1/2016	Aa2		310,000	320,525
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2		455,000	518,427
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA	[2]	500,000	553,055
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA	[2]	710,000	747,935
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond	4.000%	11/15/2016	Aa1		400,000	416,448
Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR	[4]	350,000	394,828
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2017	Aa3		500,000	544,095
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		500,000	562,415
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3		500,000	606,570
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2018	A2		500,000	549,380
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		2,425,000	2,739,304
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2		365,000	400,128
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2		1,000,000	1,113,990
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2		1,000,000	1,142,950
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2		2,000,000	2,426,820
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	5/1/2017	WR	[4]	285,000	304,893
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	5/1/2017	WR	[4]	275,000	294,195
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series D, Revenue Bond	5.000%	11/1/2015	WR	[4]	190,000	190,798
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Prerefunded Balance, Revenue Bond	5.000%	8/1/2016	WR	[4]	770,000	800,346
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	8/1/2016	WR	[4]	255,000	265,050
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	11/1/2017	Aa1		1,000,000	1,090,260

3

Investment Portfolio - September 30, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series A-1, Revenue Bond	3.250%	8/1/2035	Aa1		$1,000,000	$980,440
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1		475,000	577,761
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1		2,000,000	2,438,060
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2023	Aa1		2,500,000	3,037,950
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1		750,000	920,640
New York City Water & Sewer System, Prerefunded Balance, Revenue Bond	5.000%	6/15/2018	WR	[4]	315,000	351,058
New York City Water & Sewer System, Prerefunded Balance, Series BB, Revenue Bond	5.000%	6/15/2017	Aa2		200,000	206,802
New York City Water & Sewer System, Series AA, Prerefunded Balance, Revenue Bond	5.000%	6/15/2020	Aa2		950,000	1,058,747
New York City Water & Sewer System, Series BB, Revenue Bond	5.000%	6/15/2020	Aa2		500,000	568,330
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa2		700,000	784,861
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa2		3,000,000	3,739,260
New York City Water & Sewer System, Unrefunded Balance, Revenue Bond	5.000%	6/15/2021	AA	[2]	1,590,000	1,769,050
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa2		450,000	484,259
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa2		175,000	195,032
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2		2,700,000	3,260,979
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2		4,865,000	5,949,311
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1		445,000	514,184
New York Municipal Bond Bank Agency, Revenue Bond	4.000%	12/1/2017	AA	[2]	2,000,000	2,140,560
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1		220,000	241,021
The New York Power Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2016	Aa1		900,000	905,490
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa1		500,000	545,965

4

Investment Portfolio - September 30, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2		$750,000	$854,265
New York State Dormitory Authority, Income Tax Revenue, Series E, Revenue Bond	3.500%	3/15/2037	Aa1		850,000	848,717
New York State Dormitory Authority, Public Impt., Series E, Revenue Bond	5.000%	8/15/2017	Aa1		3,000,000	3,250,890
New York State Dormitory Authority, Rochester Institute of Technology, University & College Impt., Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2018	A1		500,000	566,075
New York State Dormitory Authority, Rochester Institute of Technology, University & College Impt., Revenue Bond	4.000%	7/1/2017	A1		300,000	317,376
New York State Dormitory Authority, School Impt., Series A, Revenue Bond, AGM	3.000%	10/1/2017	A2		750,000	782,940
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA	[2]	250,000	271,355
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA	[2]	1,265,000	1,428,489
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2017	A2		2,750,000	2,986,775
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2		500,000	560,120
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1		500,000	532,935
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		225,000	255,960
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2017	Aaa		1,000,000	1,075,940
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa		1,000,000	1,186,280
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa		1,250,000	1,466,500
New York State Thruway Authority Highway & Bridge Trust Fund, Highway Ipmt., Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	350,000	391,807
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2018	AA	[2]	225,000	248,845
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1		470,000	501,246
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1		550,000	638,275
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2		590,000	644,787
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		525,000	572,103

5

Investment Portfolio - September 30, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Thruway Authority, Prerefunded Balance, Series B, Revenue Bond AMBAC	5.000%	10/1/2015	WR	[4]	$335,000	$335,044
New York State Thruway Authority, Revenue Bond	5.000%	4/1/2018	AA	[2]	2,025,000	2,239,609
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2023	Aa1		1,285,000	1,505,724
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, AMBAC	5.500%	3/15/2017	Aa1		505,000	542,239
New York State Urban Development Corp., Public Impt., Series B, Revenue Bond	5.000%	3/15/2017	Aa1		675,000	719,874
New York State Urban Development Corp., Service Contract, Series D, Revenue Bond	5.250%	1/1/2017	AA	[2]	1,500,000	1,589,445
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1		3,440,000	3,800,443
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1		1,000,000	1,192,290
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1		565,000	654,807
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	515,345
Niagara-Wheatfield Central School District, Prerefunded Balance, G.O. Bond, NATL	4.125%	2/15/2019	A2		610,000	640,585
Niagara-Wheatfield Central School District, Prerefunded Balance, G.O. Bond, NATL	4.125%	2/15/2020	A2		850,000	892,619
Niskayuna Central School District, G.O. Bond	3.000%	4/15/2018	AA	[2]	360,000	380,365
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	449,524
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1		500,000	525,460
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		400,000	419,256
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond	3.000%	9/15/2017	Aa3		195,000	203,586
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond, BAM	3.000%	9/15/2018	Aa3		200,000	212,450
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2017	Aa2		500,000	527,890
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2		1,400,000	1,519,336
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2		250,000	292,390
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2		1,000,000	1,209,040
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2		1,000,000	1,230,100
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa2		220,000	234,236
Orange County, Public Impt., G.O. Bond, AGM	2.000%	8/15/2017	Aa3		260,000	266,274
Orange County, Series A, G.O. Bond	5.000%	7/15/2017	Aa3		550,000	592,091
Orange County, Various Purposes Impt., Series A, G.O. Bond, AGM	5.000%	3/1/2023	Aa3		520,000	622,991
Ossining Union Free School District, School Impt., G.O. Bond	2.250%	9/1/2016	Aa2		730,000	743,374
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		350,000	398,325

6

Investment Portfolio - September 30, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3		$800,000	$984,688
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2016	Aa3		460,000	485,507
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3		400,000	451,948
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3		765,000	933,507
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3		2,500,000	3,075,425
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2016	Aa3		400,000	410,104
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3		200,000	220,850
Port Washington Union Free School District, G.O. Bond	4.000%	7/1/2017	Aa2		300,000	317,973
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2		300,000	310,689
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA	[2]	930,000	950,376
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	114,553
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3		1,625,000	1,835,600
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1		215,000	251,653
Sachem Central School District, G.O. Bond	3.000%	7/15/2016	AA	[2]	1,005,000	1,025,894
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3		225,000	245,576
Scarsdale Union Free School District, G.O. Bond	5.000%	2/1/2017	Aaa		320,000	339,139
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	536,403
South Glens Falls Central School District, School Impt., Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1		95,000	96,027
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA	[2]	710,000	728,488
Suffolk County Water Authority, Revenue Bond	5.000%	6/1/2021	AA	[2]	1,225,000	1,458,424
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA	[2]	200,000	225,926
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2018	AA	[2]	2,000,000	2,222,520
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2019	AA	[2]	775,000	884,043
Suffolk County Water Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	6/1/2018	AA	[2]	200,000	222,252
Suffolk County, G.O. Bond, AGM	5.000%	2/1/2018	A2		500,000	548,395
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA	[2]	1,000,000	1,143,430
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	1,015,000	1,047,876
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1		545,000	588,529
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2017	AA	[2]	260,000	265,723
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA	[2]	365,000	375,614

7

Investment Portfolio - September 30, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	$355,000	$365,160
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	5/15/2018	Aa3		530,000	588,332
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2016	AA	[2]	245,000	247,776
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3		890,000	1,003,884
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3		1,075,000	1,242,324
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3		350,000	428,305
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2018	WR	[4]	305,000	344,077
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2018	WR	[4]	310,000	349,819
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		350,000	382,487
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3		250,000	274,540
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3		820,000	947,633
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,210,010
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3		1,000,000	1,204,730
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3		500,000	564,475
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	4.000%	11/15/2017	A1		430,000	459,618
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA	[2]	510,000	566,921
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA	[2]	580,000	599,801
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	586,960
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	500,000	550,785
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	318,411
Webster Central School District, G.O. Bond	4.000%	10/1/2018	AA	[2]	375,000	409,301
Wellsville Central School District, G.O. Bond, AGM	4.000%	6/15/2016	A2		950,000	973,066
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	WR	[4]	5,000	5,239
Westchester County, Unrefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	Aa1		410,000	430,029
Westchester County, Unrefunded Balance, Series C, G.O. Bond	5.000%	11/1/2017	Aa1		495,000	540,075
Wilson Central School District, G.O. Bond	3.000%	6/15/2018	Aa3		420,000	443,520

8

Investment Portfolio - September 30, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Yonkers, Public Impt., Series C, G.O. Bond, AGM	2.000%	10/15/2017	A2	$500,000	$509,975

TOTAL MUNICIPAL BONDS (Identified Cost $167,224,218)					169,191,934

SHORT-TERM INVESTMENT - 2.6%

Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $4,617,944)	0.00%[5]			4,617,944	4,617,944

TOTAL INVESTMENTS - 98.9% (Identified Cost $171,842,162)					173,809,878
OTHER ASSETS, LESS LIABILITIES - 1.1%					1,915,411

NET ASSETS - 100%					$175,725,289

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

MAC (Municipal Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3The coupon rate is floating and is the effective rate as of September 30, 2015.

4Credit rating has been withdrawn. As of September 30, 2015, there is no rating available (unaudited).

5Rate shown is the current yield as of September 30, 2015. Rate is less than 0.01%.

9

Investment Portfolio - September 30, 2015

(unaudited)

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$171,842,162
Unrealized appreciation	2,048,836
Unrealized depreciation	(81,120)

Net unrealized appreciation	$1,967,716

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$169,191,934	$—	$169,191,934	$—
Mutual fund	4,617,944	4,617,944	—	—

Total assets	$173,809,878	$4,617,944	$169,191,934	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - September 30, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 53.7%
Non-Convertible Corporate Bonds - 53.7%
Consumer Discretionary - 3.6%
Auto Components - 0.5%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	Baa1	$1,185,000	$1,185,102

Automobiles - 0.5%
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3	1,000,000	1,198,446

Household Durables - 0.8%
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,775,000	1,813,734

Media - 1.8%
21st Century Fox America, Inc., 6.90%, 3/1/2019	Baa1	615,000	707,318
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	1,280,000	1,398,229
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	Baa2	1,800,000	2,087,775

			4,193,322

Total Consumer Discretionary			8,390,604

Consumer Staples - 2.8%
Beverages - 2.2%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	350,000	411,290
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 1/15/2039	A2	1,650,000	2,320,888
PepsiCo, Inc., 3.10%, 7/17/2022	A1	2,400,000	2,458,054

			5,190,232

Food & Staples Retailing - 0.6%
CVS Health Corp., 3.50%, 7/20/2022	Baa1	1,200,000	1,239,389

Total Consumer Staples			6,429,621

Energy - 7.3%
Energy Equipment & Services - 1.3%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	885,000	1,026,542
Ensco plc, 4.70%, 3/15/2021	Baa1	500,000	421,049
Ensco plc, 5.20%, 3/15/2025	Baa1	1,135,000	863,820
Schlumberger Oilfield plc[2], 4.20%, 1/15/2021	Aa3	730,000	789,568

			3,100,979

Oil, Gas & Consumable Fuels - 6.0%
BP Capital Markets plc (United Kingdom), 1.674%, 2/13/2018	A2	750,000	750,871
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2	750,000	744,170
CNOOC Finance 2015 Australia Pty. Ltd. (China), 2.625%, 5/5/2020	Aa3	800,000	788,546
Columbia Pipeline Group, Inc.[2], 2.45%, 6/1/2018	Baa2	1,200,000	1,202,320
Columbia Pipeline Group, Inc.[2], 4.50%, 6/1/2025	Baa2	1,200,000	1,164,853
ConocoPhillips Co., 3.35%, 5/15/2025	A2	1,100,000	1,071,910
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	Baa3	180,000	213,849
Hiland Partners LP - Hiland Partners Finance Corp.[2], 7.25%, 10/1/2020	Baa3	500,000	525,625
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	Baa3	2,500,000	2,282,330

1

Investment Portfolio - September 30, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.[2], 5.625%, 11/15/2023	Baa3		$1,650,000	$1,617,785
Petrobras Global Finance B.V. (Brazil)[3], 1.953%, 5/20/2016	Ba2		1,200,000	1,131,000
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	A3		680,000	719,746
Petroleos Mexicanos (Mexico)[2], 4.50%, 1/23/2026	A3		1,150,000	1,060,185
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	Baa3		780,000	735,589

				14,008,779

Total Energy				17,109,758

Financials - 27.5%
Banks - 9.9%
Bank of America Corp., 5.42%, 3/15/2017	Baa3		1,193,000	1,253,201
Bank of America Corp., 5.70%, 5/2/2017	Baa3		1,100,000	1,160,883
Bank of America Corp., 4.00%, 1/22/2025	Baa3		625,000	612,541
Barclays Bank plc (United Kingdom)[2], 6.05%, 12/4/2017	Baa3		555,000	600,203
Barclays Bank plc (United Kingdom)[2], 10.179%, 6/12/2021	Baa3		1,750,000	2,292,645
BBVA Bancomer S.A. (Mexico)[2], 6.75%, 9/30/2022	Baa2		1,185,000	1,282,763
Citigroup, Inc., 3.875%, 3/26/2025	Baa3		765,000	743,435
Citigroup, Inc.[3], 0.879%, 8/25/2036	Baa3		1,000,000	754,835
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[4,5], 8.375%	WR	[6]	1,150,000	1,185,774
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	Baa1		770,000	772,680
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		800,000	829,096
Intesa Sanpaolo S.p.A. (Italy)[2], 6.50%, 2/24/2021	Baa1		800,000	923,977
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		1,500,000	1,651,979
Lloyds Bank plc (United Kingdom)[2], 6.50%, 9/14/2020	Baa2		3,745,000	4,319,472
Santander Bank N.A., 8.75%, 5/30/2018	Baa2		650,000	742,218
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2		750,000	736,376
Santander Issuances S.A.U. (Spain)[2], 5.911%, 6/20/2016	Baa2		750,000	767,914
Wells Fargo Bank N.A., 6.00%, 11/15/2017	Aa3		2,190,000	2,387,286

				23,017,278

Capital Markets - 4.7%
The Goldman Sachs Group, Inc., 5.625%, 1/15/2017	Baa2		1,000,000	1,050,231
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	A3		1,100,000	1,285,683
The Goldman Sachs Group, Inc.[3], 1.925%, 11/29/2023	A3		755,000	759,459
The Goldman Sachs Group, Inc., 3.75%, 5/22/2025	A3		1,200,000	1,202,490
Morgan Stanley, 5.95%, 12/28/2017	A3		1,500,000	1,634,639
Morgan Stanley, 2.125%, 4/25/2018	A3		1,400,000	1,408,245
Morgan Stanley, 5.00%, 11/24/2025	Baa2		950,000	1,010,062
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	A3		1,000,000	1,007,034
UBS AG (Switzerland)[3], 7.25%, 2/22/2022	BBB	[7]	475,000	494,175
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB	[7]	435,000	500,462

2

Investment Portfolio - September 30, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
UBS AG (Switzerland)[3], 4.75%, 5/22/2023	BBB	[7]	$510,000	$512,123

				10,864,603

Diversified Financial Services - 3.0%
General Electric Capital Corp.[4,8], 7.125%	Baa1		850,000	981,750
General Electric Capital Corp.[3], 0.684%, 5/5/2026	A1		1,270,000	1,187,468
ING Bank N.V. (Netherlands)[2], 5.80%, 9/25/2023	Baa2		735,000	796,880
ING Bank N.V. (Netherlands)[3], 4.125%, 11/21/2023	Baa2		1,590,000	1,627,440
Peachtree Corners Funding Trust[2], 3.976%, 2/15/2025	Baa2		1,350,000	1,359,582
Voya Financial, Inc., 2.90%, 2/15/2018	Baa2		1,150,000	1,174,240

				7,127,360

Insurance - 5.9%
Aegon N.V. (Netherlands)[3,4], 2.619%	Baa1		875,000	709,450
American International Group, Inc., 4.875%, 6/1/2022	Baa1		2,450,000	2,703,457
American International Group, Inc., 4.125%, 2/15/2024	Baa1		1,700,000	1,785,984
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		4,750,000	4,940,062
AXA S.A. (France)[3,4], 2.312%	A3		1,725,000	1,451,070
First American Financial Corp., 4.30%, 2/1/2023	Baa3		915,000	917,464
Prudential Financial, Inc.[4,9], 5.875%	Baa2		1,130,000	1,194,975

				13,702,462

Real Estate Investment Trusts (REITS) - 4.0%
American Tower Corp., 2.80%, 6/1/2020	Baa3		1,300,000	1,297,317
AvalonBay Communities, Inc., 6.10%, 3/15/2020	Baa1		850,000	979,695
Crown Castle Towers LLC[2], 6.113%, 1/15/2020	A2		745,000	839,561
Crown Castle Towers LLC[2], 4.883%, 8/15/2020	A2		250,000	270,043
Crown Castle Towers LLC[2], 3.222%, 5/15/2022	A2		400,000	390,000
Digital Delta Holdings LLC[2], 3.40%, 10/1/2020	Baa2		450,000	451,702
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		650,000	719,589
GTP Acquisition Partners I LLC[2], 2.35%, 6/15/2020	Aaa		450,000	448,713
HCP, Inc., 4.00%, 6/1/2025	Baa1		1,200,000	1,175,689
Ventas Realty LP, 4.125%, 1/15/2026	Baa1		500,000	504,001
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1		300,000	323,665
Welltower, Inc., 4.95%, 1/15/2021	Baa2		990,000	1,078,664
Welltower, Inc., 4.00%, 6/1/2025	Baa2		800,000	799,762

				9,278,401

Total Financials				63,990,104

Health Care - 1.1%
Biotechnology - 0.3%
Amgen, Inc., 2.70%, 5/1/2022	Baa1		775,000	759,984

3

Investment Portfolio - September 30, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services - 0.3%
Aetna, Inc., 3.50%, 11/15/2024	Baa1		$765,000	$760,998

Pharmaceuticals - 0.5%
AbbVie, Inc., 1.80%, 5/14/2018	Baa1		1,000,000	997,224

Total Health Care				2,518,206

Industrials - 5.4%
Aerospace & Defense - 0.3%
Textron, Inc., 7.25%, 10/1/2019	Baa3		600,000	703,772

Airlines - 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[7]	750,673	801,343
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1		765,000	779,526

				1,580,869

Construction & Engineering - 0.3%
Fluor Corp., 3.50%, 12/15/2024	A3		800,000	813,218

Industrial Conglomerates - 1.4%
Danaher Corp., 1.65%, 9/15/2018	A2		1,225,000	1,231,635
Siemens Financieringsmaatschappij N.V. (Germany)[2], 2.90%, 5/27/2022	A1		2,000,000	2,008,042

				3,239,677

Machinery - 0.5%
John Deere Capital Corp., 1.60%, 7/13/2018	A2		1,200,000	1,201,661

Trading Companies & Distributors - 2.2%
Air Lease Corp., 2.625%, 9/4/2018	BBB	[7]	2,425,000	2,421,797
Air Lease Corp., 3.375%, 1/15/2019	BBB	[7]	185,000	187,313
Aviation Capital Group Corp.[2], 2.875%, 9/17/2018	BBB	[7]	2,500,000	2,497,725

				5,106,835

Total Industrials				12,646,032

Information Technology - 4.2%
Communications Equipment - 0.8%
QUALCOMM, Inc., 3.00%, 5/20/2022	A1		600,000	591,615
QUALCOMM, Inc., 3.45%, 5/20/2025	A1		1,200,000	1,133,131

				1,724,746

Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. (China)[2], 2.50%, 11/28/2019	A1		750,000	736,041
Baidu, Inc. (China), 2.75%, 6/9/2019	A3		800,000	791,617
Tencent Holdings Ltd. (China)[2] , 3.375%, 5/2/2019	A2		825,000	838,770

				2,366,428

4

Investment Portfolio - September 30, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
IT Services - 1.4%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3		$1,200,000	$1,207,356
Fiserv, Inc., 2.70%, 6/1/2020	Baa2		1,200,000	1,209,456
Xerox Corp., 2.80%, 5/15/2020	Baa2		825,000	817,009

				3,233,821

Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp., 2.45%, 7/29/2020	A1		1,200,000	1,215,913

Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.[2], 2.45%, 10/5/2017	Baa2		1,165,000	1,164,348

Total Information Technology				9,705,256

Materials - 1.1%
Chemicals - 0.5%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2		965,000	1,166,557

Metals & Mining - 0.3%
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3		625,000	640,477

Paper & Forest Products - 0.3%
Domtar Corp., 4.40%, 4/1/2022	Baa3		735,000	748,706

Total Materials				2,555,740

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc., 6.35%, 4/1/2019	Baa1		1,000,000	1,139,389

Wireless Telecommunication Services - 0.2%
SBA Tower Trust[2], 3.598%, 4/15/2018	Baa3		465,000	467,042

Total Telecommunication Services				1,606,431

TOTAL CORPORATE BONDS (Identified Cost $125,560,966)				124,951,752

ASSET-BACKED SECURITIES - 1.9%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[2], 1.639%, 2/15/2021	WR	[6]	207,540	206,825
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A2, 2.00%, 12/10/2023	WR	[6]	545,694	546,621
Colony American Homes, Series 2015-1A, Class A2,3, 1.407%, 7/17/2032	Aaa		574,726	567,614
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[2], 1.59%, 2/22/2021	AAA	[7]	725,000	727,278
FDIC Trust, Series 2011-R1, Class A2, 2.672%, 7/25/2026	WR	[6]	94,258	96,437
FNA Trust, Series 2014-1A, Class A2, 1.296%, 12/10/2022	WR	[6]	207,218	206,667
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2], 3.74%, 2/25/2017	Aaa		495,833	498,743

5

Investment Portfolio - September 30, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE
ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Series 2015-SFR3, Class A2,3, 1.507%, 8/17/2032	Aaa		$596,362	$587,781
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A2, 1.92%, 10/15/2019	Aaa		390,000	392,042
SpringCastle America Funding LLC, Series 2014-AA, Class A2, 2.70%, 5/25/2023	WR	[6]	247,524	247,863
Starwood Retail Property Trust, Series 2014-STAR, Class A2,3, 1.427%, 11/15/2027	AAA	[7]	410,000	406,556

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,493,806)				4,484,427

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.0%
Americold LLC Trust, Series 2010-ARTA, Class A1[2], 3.847%, 1/14/2029 .	AAA	[7]	59,427	62,063
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		85,985	87,400
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A1A3, 5.707%, 9/11/2038	Aaa		772,306	786,167
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[7]	737,685	752,310
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	A3		200,000	207,705
BWAY Mortgage Trust, Series 2015-1740, Class A2, 2.917%, 1/13/2035	AAA	[7]	400,000	386,633
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2], 3.759%, 4/15/2044	Aaa		27,920	28,130
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[3], 5.792%, 3/15/2049	Aaa		313,759	316,984
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AA	[7]	673,481	692,394
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[3], 5.819%, 7/10/2038	Aaa		386,047	390,558
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2], 3.156%, 7/10/2046	Aaa		18,919	18,906
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A2, 3.178%, 2/10/2035	WR	[6]	400,000	401,663
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	Aaa		1,100,000	1,110,329
Commercial Mortgage Pass-Through Certificates, Series 2015-PC1, Class A5, 3.902%, 7/10/2050	Aaa		700,000	740,748
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A, 5.297%, 12/15/2039	Aaa		951,307	983,207
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[2,3], 2.50%, 5/25/2043	AAA	[7]	376,953	364,172
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[2,3], 2.13%, 2/25/2043	AAA	[7]	321,350	303,997

6

Investment Portfolio - September 30, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust, Series 2013-ESH7, Class A27[2], 2.958%, 12/5/2031	Aaa		$455,000	$458,211
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[6]	292,299	293,735
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.232%, 4/25/2021	WR	[6]	7,812,117	452,400
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.555%, 10/25/2021	WR	[6]	1,198,091	92,738
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.495%, 6/25/2022	WR	[6]	9,703,388	791,224
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.223%, 4/25/2023	Aaa		14,436,644	206,689
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.121%, 5/25/2023	WR	[6]	8,526,592	69,398
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.57%, 10/25/2018	Aaa		1,653,130	69,387
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[6]	420,000	424,111
FREMF Mortgage Trust, Series 2011-K15, Class B2,3, 4.948%, 8/25/2044	WR	[6]	170,000	188,302
FREMF Mortgage Trust, Series 2011-K701, Class B2,3, 4.286%, 7/25/2048	A	[7]	160,000	167,686
FREMF Mortgage Trust, Series 2013-K712, Class B2,3, 3.371%, 5/25/2045	A	[7]	360,000	369,961
FREMF Mortgage Trust, Series 2015-K42, Class B2,3, 3.853%, 12/25/2024	A3		380,000	368,761
FREMF Mortgage Trust, Series 2015-K43, Class B2,3, 3.735%, 2/25/2048	WR	[6]	400,000	409,781
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[2,3], 3.382%, 12/15/2019	AA	[7]	400,000	406,606
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[2,3], 3.382%, 12/15/2019	BBB	[7]	220,000	216,976
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[3], 5.258%, 1/12/2043	Aaa		117,593	117,447
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM3, 5.299%, 1/12/2043	A2		130,000	130,037
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[3], 5.911%, 4/15/2045	Aaa		308,876	313,559
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[2], 4.07%, 11/15/2043	AAA	[7]	200,000	214,743
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,3], 3.00%, 3/25/2043	WR	[6]	265,115	262,792
JP Morgan Mortgage Trust, Series 2013-2, Class A2[2,3], 3.50%, 5/25/2043	AAA	[7]	286,654	291,771
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[2,3], 3.00%, 6/25/2029	AAA	[7]	318,484	325,276

7

Investment Portfolio - September 30, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A, 5.335%, 11/15/2038	AAA	[7]	$816,041	$847,439
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[2], 2.767%, 1/20/2041	Aaa		330,000	331,065
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4[3], 5.742%, 8/12/2043	Aaa		1,143,448	1,170,060
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.172%, 12/12/2049	Aaa		1,076,938	1,108,531
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4, 4.051%, 4/15/2047	Aaa		1,100,000	1,182,540
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/2043	AAA	[7]	2,201,298	2,267,101
Motel 6 Trust, Series 2015-MTL6, Class B2, 3.298%, 2/5/2030	WR	[6]	350,000	352,034
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[2,3], 3.75%, 11/25/2054	AAA	[7]	343,978	355,920
OBP Depositor LLC Trust, Series 2010-OBP, Class A2, 4.646%, 7/15/2045	AAA	[7]	100,000	110,740
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[2,3], 1.507%, 12/15/2028	AAA	[7]	5,340	5,340
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	WR	[6]	624,812	634,096
SBA Small Business Investment Companies, Series 2015-10B, Class 1, 2.829%, 9/10/2025	WR	[6]	1,655,000	1,683,327
SCG Trust, Series 2013-SRP1, Class AJ2,3, 2.157%, 11/15/2026	AAA	[7]	450,000	446,330
Sequoia Mortgage Trust, Series 2011-2, Class A1[3], 3.90%, 9/25/2041	WR	[6]	129,903	133,537
Sequoia Mortgage Trust, Series 2012-2, Class A2[3], 3.50%, 4/25/2042	WR	[6]	166,861	168,365
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[7]	232,334	230,156
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa		311,508	305,765
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa		800,000	820,428
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2, 4.004%, 9/13/2028	AAA	[7]	245,000	264,126
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM3, 5.358%, 12/15/2044	A2		300,000	300,058
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045	Aaa		1,030,000	1,049,767
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2], 4.393%, 11/15/2043	Aaa		275,000	299,924
Wells Fargo Commercial Mortgage Trust, Series 2015-C30 - Class A4, 3.664%, 9/15/2058	Aaa		550,000	571,922
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[2,3], 4.869%, 2/15/2044	Aaa		810,000	905,297
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa		700,000	758,327
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	Aaa		1,100,000	1,179,692

8

Investment Portfolio - September 30, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[2,3], 3.50%, 1/20/2045	WR	[6]	$326,919	$330,872
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[2,3], 3.50%, 3/20/2045	Aaa		431,993	441,929

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $32,712,701)				32,529,645

FOREIGN GOVERNMENT BONDS - 1.3%
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa3		300,000	346,500
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa3		2,500,000	2,526,183

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $2,860,363)				2,872,683

U.S. TREASURY SECURITIES - 1.5%

U.S. Treasury Bonds - 1.5%
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/2042 (Identified Cost $3,639,258)			3,987,042	3,489,420

U.S. GOVERNMENT AGENCIES - 25.9%

Mortgage-Backed Securities - 6.2%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			346,063	374,560
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			26,547	28,560
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			34,000	37,214
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			237,437	256,851
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			42,668	46,831
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			420,352	455,179
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			26,296	28,970
Fannie Mae, Pool #AL5861, 4.50%, 1/1/2031			634,754	691,777
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034			161,512	176,336
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034			294,241	317,209
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035			281,064	302,872
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035			961,998	1,014,349
Fannie Mae, Pool #828377, 5.50%, 6/1/2035			654,002	736,539
Fannie Mae, Pool #889494, 5.50%, 1/1/2037			689,340	776,003
Fannie Mae, Pool #933731, 5.50%, 4/1/2038			95,428	106,488
Fannie Mae, Pool #889624, 5.50%, 5/1/2038			110,923	123,780
Fannie Mae, Pool #995876, 6.00%, 11/1/2038			304,028	343,584
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039			110,557	123,589
Fannie Mae, Pool #AD1067, 4.50%, 3/1/2040			757,147	823,305
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042			343,330	359,035
Fannie Mae, Pool #AL6294, 4.50%, 11/1/2044			873,458	949,116
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020			125,068	133,024
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022			41,393	45,390

9

Investment Portfolio - September 30, 2015

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	$29,879	$32,702
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	23,136	25,446
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	41,271	45,350
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	227,358	248,165
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	232,847	253,941
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	223,365	243,600
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	228,095	249,769
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	214,975	235,431
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	227,700	248,315
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	1,080,260	1,138,262
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	213,652	237,475
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	97,686	108,131
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	24,861	27,533
Freddie Mac, Pool #G08331, 4.50%, 2/1/2039	841,115	913,542
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	658,324	732,527
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	182,588	206,051
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	707,019	769,061
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	277,893	290,394
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	202,323	210,742

Total Mortgage-Backed Securities (Identified Cost $14,354,390)		14,466,998

Other Agencies - 19.7%
Fannie Mae, 0.875%, 5/21/2018	22,405,000	22,391,535
Fannie Mae, 2.625%, 9/6/2024	5,285,000	5,412,125
Freddie Mac, 1.00%, 6/29/2017	17,915,000	18,037,216

Total Other Agencies (Identified Cost $45,677,987)		45,840,876

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $60,032,377)		60,307,874

SHORT-TERM INVESTMENT - 2.0%

Dreyfus Cash Management, Inc. - Institutional Shares[10], 0.06%, (Identified Cost $4,559,831)	4,559,831	4,559,831

TOTAL INVESTMENTS - 100.3% (Identified Cost $233,859,302)		233,195,632
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(619,226)

NET ASSETS - 100%		$232,576,406

10

Investment Portfolio - September 30, 2015

(unaudited)

IO - Interest only

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $42,390,193 or 18.2%, of the Series’ net assets as of September 30, 2015.

3The coupon rate is floating and is the effective rate as of September 30, 2015.

4Security is perpetual in nature and has no stated maturity date.

5The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on U.S. Treasury Note (5 Year) in July 2016.

6Credit rating has been withdrawn. As of September 30, 2015, there is no rating available (unaudited).

7Credit ratings from S&P (unaudited).

8The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

9The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

10Rate shown is the current yield as of September 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$234,018,557
Unrealized appreciation	2,433,685
Unrealized depreciation	(3,256,610)

Net unrealized depreciation	$(822,925)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Investment Portfolio - September 30, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$63,797,294	$—	$63,797,294	$—
Corporate debt:
Consumer Discretionary	8,390,604	—	8,390,604	—
Consumer Staples	6,429,621	—	6,429,621	—
Energy	17,109,758	—	17,109,758	—
Financials	63,990,104	—	63,990,104	—
Health Care	2,518,206	—	2,518,206	—
Industrials	12,646,032	—	12,646,032	—
Information Technology	9,705,256	—	9,705,256	—
Materials	2,555,740	—	2,555,740	—
Telecommunication Services	1,606,431	—	1,606,431	—
Asset-backed securities	4,484,427	—	4,484,427	—
Commercial mortgage-backed securities	32,529,645	—	32,529,645	—
Foreign government bonds	2,872,683	—	2,872,683	—
Mutual fund	4,559,831	4,559,831	—	—

Total assets	$233,195,632	$4,559,831	$228,635,801	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

LOAN ASSIGNMENTS - 9.3%
Berry Plastics Group, Inc., Term Loan D3, 3.50%, 2/8/2020	Ba3	8,875,350	$8,785,177
Charter Communications Operating LLC, Term Loan E3, 3.00%, 7/1/2020	Baa3	8,956,737	8,839,224
Community Health Systems, Inc., Term Loan G3, 3.75%, 12/31/2019	Ba2	8,443,838	8,425,345
Crown Castle Operating Co., 1st Lien Term Loan B2[3], 3.00%, 1/31/2021	Ba1	8,956,956	8,919,336
Hilton Worldwide Finance LLC, Term Loan B4, 10/25/2020	Ba2	9,000,000	8,969,940
Mallinckrodt International Finance S.A., Term Loan B1[4], 3/19/2021	Ba1	3,000,000	2,955,750
NRG Energy, Inc. Term Loan B3, 2.75%, 7/1/2018	Baa3	8,956,626	8,748,385
Outfront Media Capital LLC, Term Loan B3, 3.00%, 1/31/2021	Ba1	9,000,000	8,940,510
SBA (Finance) Communications Corp., Term Loan B1A3, 3.25%, 3/24/2021	B1	8,962,198	8,841,477
Valeant Pharmaceuticals International, Inc., Series D-2, Term Loan B3, 3.50%, 2/13/2019	Ba1	9,000,000	8,849,700

TOTAL LOAN ASSIGNMENTS (Identified Cost $83,166,366)			82,274,844

CORPORATE BONDS - 67.4%
Non-Convertible Corporate Bonds - 67.4%
Consumer Discretionary - 8.7%
Auto Components - 0.1%
Techniplas LLC[5], 10.00%, 5/1/2020	Caa1	1,130,000	1,039,600

Automobiles - 1.0%
Ford Motor Credit Co. LLC[3], 1.239%, 11/4/2019	Baa3	9,000,000	8,728,542

Diversified Consumer Services - 0.3%
Service Corp. International, 7.00%, 6/15/2017	Ba3	2,000,000	2,145,000

Hotels, Restaurants & Leisure - 1.1%
International Game Technology plc[5], 6.25%, 2/15/2022	Ba2	1,190,000	1,106,700
MGM Resorts International, 10.00%, 11/1/2016	B3	8,250,000	8,806,875

			9,913,575

Household Durables - 4.5%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[5], 6.125%, 7/1/2022	B1	2,200,000	2,095,500
Centex LLC, 6.50%, 5/1/2016	Ba1	2,000,000	2,045,000
DR Horton, Inc., 5.625%, 1/15/2016	Ba1	8,085,000	8,155,744
Jarden Corp., 7.50%, 5/1/2017	B1	7,000,000	7,472,500
Lennar Corp., 12.25%, 6/1/2017	Ba2	7,737,000	8,878,208
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3	450,000	489,375
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3	690,000	744,337
NVR, Inc., 3.95%, 9/15/2022	Baa2	6,225,000	6,360,842
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	B1	1,180,000	1,156,400
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	1,010,000	936,775

1

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Whirlpool Corp., 2.40%, 3/1/2019	Baa2	1,615,000	$1,631,722

			39,966,403

Media - 1.7%
CCO Holdings LLC - CCO Holdings Capital Corp.[5], 5.125%, 5/1/2023	B1	545,000	502,435
CCO Holdings LLC - CCO Holdings Capital Corp.[5], 5.375%, 5/1/2025	B1	1,115,000	1,016,044
Columbus International, Inc. (Barbados)[5], 7.375%, 3/30/2021	Ba3	1,550,000	1,604,250
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	Baa2	3,620,000	3,713,494
DISH DBS Corp., 7.125%, 2/1/2016	Ba3	4,000,000	4,030,000
Sinclair Television Group, Inc.[5], 5.625%, 8/1/2024	B1	1,378,000	1,252,258
Sirius XM Radio, Inc.[5], 5.375%, 4/15/2025	Ba3	1,360,000	1,298,800
VTR Finance B.V. (Chile)[5], 6.875%, 1/15/2024	B1	1,605,000	1,456,538

			14,873,819

Total Consumer Discretionary			76,666,939

Consumer Staples - 1.3%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	1,600,000	1,880,182
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba1	600,000	624,000
Constellation Brands, Inc., 7.25%, 5/15/2017	Ba1	2,000,000	2,145,000

			4,649,182

Food & Staples Retailing - 0.1%
C&S Group Enterprises LLC[5], 5.375%, 7/15/2022	B1	1,115,000	1,014,650

Food Products - 0.5%
Kraft Heinz Foods Co.[5], 1.60%, 6/30/2017	Baa3	2,000,000	2,003,078
Kraft Heinz Foods Co., 6.75%, 3/15/2032	Baa3	795,000	922,157
Pinnacle Operating Corp.[5], 9.00%, 11/15/2020	Caa1	1,095,000	1,062,150

			3,987,385

Household Products - 0.2%
HRG Group, Inc., 7.875%, 7/15/2019	Ba3	1,050,000	1,089,375
HRG Group, Inc., 7.75%, 1/15/2022	Caa1	560,000	549,500

			1,638,875

Tobacco - 0.0%*
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	385,000	407,089

Total Consumer Staples			11,697,181

Energy - 7.0%
Energy Equipment & Services - 0.5%
Calfrac Holdings LP (Canada)[5], 7.50%, 12/1/2020	Caa1	670,000	418,750
Ensco plc, 5.20%, 3/15/2025	Baa1	3,900,000	2,968,193

2

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
FTS International, Inc., 6.25%, 5/1/2022	Caa2		900,000	$279,000
Seventy Seven Operating LLC, 6.625%, 11/15/2019	B3		975,000	606,937

				4,272,880

Oil, Gas & Consumable Fuels - 6.5%
CNOOC Finance 2015 Australia Pty. Ltd. (China), 2.625%, 5/5/2020	Aa3		3,500,000	3,449,887
Columbia Pipeline Group, Inc.[5], 2.45%, 6/1/2018	Baa2		3,500,000	3,506,766
Columbia Pipeline Group, Inc.[5], 4.50%, 6/1/2025	Baa2		1,750,000	1,698,744
ConocoPhillips Co.[3], 1.221%, 5/15/2022	A2		7,000,000	6,972,952
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1		1,175,000	1,017,197
Denbury Resources, Inc., 5.50%, 5/1/2022	B1		1,055,000	627,725
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	Caa3		1,075,000	139,750
Hiland Partners LP - Hiland Partners Finance Corp.[5], 7.25%, 10/1/2020	Baa3		3,400,000	3,574,250
Kinder Morgan, Inc., 7.25%, 6/1/2018	Baa3		9,000,000	9,949,356
Kinder Morgan, Inc.[5], 5.625%, 11/15/2023	Baa3		6,500,000	6,373,094
Petrobras Global Finance B.V. (Brazil)[3], 1.953%, 5/20/2016	Ba2		5,225,000	4,924,563
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	A3		3,330,000	3,524,639
Petroleos Mexicanos (Mexico)[5], 4.50%, 1/23/2026	A3		4,500,000	4,148,550
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3		2,220,000	2,059,050
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	Baa3		3,785,000	3,569,493
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 6.875%, 2/1/2021	Ba2		986,000	953,955
WPX Energy, Inc., 6.00%, 1/15/2022	Ba1		1,335,000	1,148,100

				57,638,071

Total Energy				61,910,951

Financials - 29.9%
Banks - 12.9%
Bank of America Corp.[3], 1.097%, 9/15/2026	Baa3		7,811,000	6,751,352
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa		9,035,000	9,005,600
Bank of Scotland plc (United Kingdom)[5], 5.25%, 2/21/2017	Aaa		8,000,000	8,475,880
Barclays Bank plc (United Kingdom)[5], 6.05%, 12/4/2017	Baa3		8,250,000	8,921,938
Barclays Bank plc (United Kingdom)[5], 10.179%, 6/12/2021	Baa3		2,540,000	3,327,611
BBVA Bancomer S.A. (Mexico)[5], 6.75%, 9/30/2022	Baa2		2,000,000	2,165,000
CIT Group, Inc., 5.00%, 5/15/2017	B1		4,500,000	4,612,500
CIT Group, Inc., 4.25%, 8/15/2017	B1		4,500,000	4,556,250
Citigroup, Inc.[3], 0.879%, 8/25/2036	Baa3		6,330,000	4,778,106
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[6,7], 8.40%	WR	[8]	2,980,000	3,172,138
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		3,200,000	3,316,384
Intesa Sanpaolo S.p.A. (Italy)[5], 6.50%, 2/24/2021	Baa1		2,800,000	3,233,919

3

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		4,000,000	$4,405,276
Lloyds Bank plc (United Kingdom)[5,6,9], 12.00%	BB	[10]	1,095,000	1,543,950
Lloyds Bank plc (United Kingdom)[5], 6.50%, 9/14/2020	Baa2		6,430,000	7,416,343
National Australia Bank Ltd. (Australia)[5], 2.00%, 2/22/2019	Aaa		9,000,000	9,121,932
National Bank of Canada (Canada)[5], 1.40%, 4/20/2018	Aaa		9,000,000	8,997,588
Popular, Inc., 7.00%, 7/1/2019	B2		2,130,000	2,023,500
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024	Ba2		3,730,000	3,759,627
Royal Bank of Scotland N.V. (Netherlands), 4.65%, 6/4/2018	Ba2		2,000,000	2,064,378
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2		3,750,000	3,681,881
The Toronto-Dominion Bank (Canada)[5], 1.625%, 9/14/2016	Aaa		8,836,000	8,900,706

				114,231,859

Capital Markets - 3.7%
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		3,000,000	3,346,449
The Goldman Sachs Group, Inc.[3], 1.925%, 11/29/2023	A3		8,305,000	8,354,049
Morgan Stanley[3], 1.435%, 1/27/2020	A3		8,750,000	8,815,538
Morgan Stanley, 5.75%, 1/25/2021	A3		3,940,000	4,493,475
UBS AG (Switzerland)[3], 1.174%, 6/1/2020	A2		8,000,000	7,999,432

				33,008,943

Consumer Finance - 2.5%
Ally Financial, Inc., 3.50%, 7/18/2016	B1		2,277,000	2,282,738
Ally Financial, Inc., 2.75%, 1/30/2017	B1		6,500,000	6,450,535
American Express Credit Corp.[3], 1.062%, 5/26/2020	A2		7,500,000	7,458,810
CNG Holdings, Inc.[5], 9.375%, 5/15/2020	Caa1		1,085,000	575,050
Navient Corp., 6.00%, 1/25/2017	Ba3		3,500,000	3,517,500
Navient Corp., 6.125%, 3/25/2024	Ba3		2,095,000	1,676,000

				21,960,633

Diversified Financial Services - 2.1%
General Electric Capital Corp.[6,11], 7.125%	Baa1		3,105,000	3,586,275
General Electric Capital Corp.[3], 0.684%, 5/5/2026	A1		8,800,000	8,228,123
ING Bank N.V. (Netherlands)[3], 4.125%, 11/21/2023	Baa2		3,465,000	3,546,590
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 7.375%, 4/1/2020	B1		575,000	554,185
Jefferies Finance LLC - JFIN Co-Issuer Corp.[5], 6.875%, 4/15/2022	B1		1,140,000	1,037,400
Peachtree Corners Funding Trust[5], 3.976%, 2/15/2025	Baa2		1,750,000	1,762,422

				18,714,995

Insurance - 4.4%
Aegon N.V. (Netherlands)[3,6], 2.619%	Baa1		3,866,000	3,134,553
American International Group, Inc., 4.875%, 6/1/2022	Baa1		4,260,000	4,700,706
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		10,700,000	11,128,139

4

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
AXA S.A. (France)[3,6], 2.312%	A3	7,199,000	$6,055,799
AXA S.A. (France)[3,6], 2.51%	A3	1,239,000	1,058,106
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	3,045,000	3,255,175
First American Financial Corp., 4.30%, 2/1/2023	Baa3	3,160,000	3,168,510
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa2	3,415,000	3,787,105
Prudential Financial, Inc.[6,12], 5.875%	Baa2	2,460,000	2,601,450

			38,889,543

Real Estate Investment Trusts (REITS) - 3.1%
American Tower Corp., 2.80%, 6/1/2020	Baa3	4,000,000	3,991,744
American Tower Trust I5, 1.551%, 3/15/2018	Aaa	1,625,000	1,612,388
AvalonBay Communities, Inc., 4.20%, 12/15/2023	Baa1	3,000,000	3,157,602
Crown Castle Towers LLC[5], 6.113%, 1/15/2020	A2	4,070,000	4,586,597
Crown Castle Towers LLC[5], 4.883%, 8/15/2020	A2	610,000	658,906
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,550,837
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	1,295,000	1,327,375
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2	450,000	450,000
Rialto Holdings LLC - Rialto Corp.[5], 7.00%, 12/1/2018	B2	1,525,000	1,547,875
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1	1,400,000	1,510,438
Welltower, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,758,982

			27,152,744

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[5], 8.50%, 6/1/2022	B2	735,000	760,725
Greystar Real Estate Partners LLC[5], 8.25%, 12/1/2022	B2	1,030,000	1,076,350

			1,837,075

Thrifts & Mortgage Finance - 1.0%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	6,773,000	6,806,865
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[5], 5.875%, 8/1/2021	Ba3	1,115,000	1,042,525
Prospect Holding Co. LLC - Prospect Holding Finance Co.[5], 10.25%, 10/1/2018	B2	1,090,000	659,450

			8,508,840

Total Financials			264,304,632

Health Care - 1.8%
Biotechnology - 0.4%
Amgen, Inc., 2.70%, 5/1/2022	Baa1	4,000,000	3,922,500

Health Care Providers & Services - 0.7%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa2	2,885,000	3,114,909

5

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	Ba2		1,750,000	$1,872,500
Tenet Healthcare Corp.[3,5], 3.837%, 6/15/2020	Ba2		1,085,000	1,077,541

				6,064,950

Pharmaceuticals - 0.7%
AbbVie, Inc., 2.50%, 5/14/2020	Baa1		3,000,000	2,983,428
AMAG Pharmaceuticals, Inc.[5], 7.875%, 9/1/2023	B3		1,045,000	1,000,587
Concordia Healthcare Corp. (Canada)[5], 7.00%, 4/15/2023	Caa2		1,020,000	892,500
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[5], 5.625%, 10/15/2023	B1		1,040,000	946,400

				5,822,915

Total Health Care				15,810,365

Industrials - 8.6%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[5], 5.25%, 2/1/2021	B1		2,183,000	2,068,393

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[5,13], 10.00%, 2/15/2018	Caa2		915,000	908,137

Airlines - 1.1%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		1,605,000	1,608,009
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[10]	2,777,055	2,964,506
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B5, 6.375%, 1/2/2016	Baa3		1,220,000	1,232,200
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba1		395,000	399,938
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1		3,715,000	3,785,540

				9,990,193

Building Products - 0.1%
Masco Corp., 6.125%, 10/3/2016	Ba2		500,000	518,760

Commercial Services & Supplies - 0.1%
Constellis Holdings LLC - Constellis Finance Corp.[5], 9.75%, 5/15/2020	B3		800,000	728,000
Modular Space Corp.[5], 10.25%, 1/31/2019	B3		620,000	430,900

				1,158,900

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[5], 7.75%, 2/1/2020	B2		990,000	402,187

Industrial Conglomerates - 1.4%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	Ba3		9,000,000	9,028,080

6

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Industrial Conglomerates (continued)
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3		680,000	$684,250
Siemens Financieringsmaatschappij N.V. (Germany)[5], 2.15%, 5/27/2020	A1		3,000,000	3,003,024

				12,715,354

Machinery - 1.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1		8,000,000	7,980,000
CNH Industrial Capital LLC, 6.25%, 11/1/2016	Ba1		2,000,000	2,037,500
Waterjet Holdings, Inc.[5], 7.625%, 2/1/2020	B2		1,105,000	1,105,000

				11,122,500

Trading Companies & Distributors - 4.2%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands), 2.75%, 5/15/2017	Ba2		2,250,000	2,216,250
Air Lease Corp., 5.625%, 4/1/2017	BBB	[10]	5,595,000	5,839,781
Air Lease Corp., 2.625%, 9/4/2018	BBB	[10]	2,220,000	2,217,067
Aircastle Ltd., 6.75%, 4/15/2017	Ba2		8,500,000	8,903,750
Aircastle Ltd., 5.50%, 2/15/2022	Ba2		940,000	949,400
Aviation Capital Group Corp.[5], 3.875%, 9/27/2016	BBB	[10]	7,020,000	7,090,200
Aviation Capital Group Corp.[5], 2.875%, 9/17/2018	BBB	[10]	1,700,000	1,698,453
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		605,000	620,125
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		950,000	959,500
International Lease Finance Corp., 5.75%, 5/15/2016	Ba2		540,000	548,100
International Lease Finance Corp.[3], 2.287%, 6/15/2016	Ba2		3,793,000	3,774,035
International Lease Finance Corp., 8.75%, 3/15/2017	Ba2		1,830,000	1,967,250

				36,783,911

Total Industrials				75,668,335

Information Technology - 2.0%
Communications Equipment - 0.3%
QUALCOMM, Inc., 3.00%, 5/20/2022	A1		2,400,000	2,366,460

Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. (China)[5], 2.50%, 11/28/2019	A1		3,900,000	3,827,413
Baidu, Inc. (China), 2.75%, 6/9/2019	A3		4,000,000	3,958,084
Tencent Holdings Ltd. (China)[5], 3.375%, 5/2/2019	A2		3,455,000	3,512,667

				11,298,164

IT Services - 0.4%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3		1,000,000	1,006,130
Fiserv, Inc., 2.70%, 6/1/2020	Baa2		3,000,000	3,023,640

				4,029,770

Total Information Technology				17,694,394

7

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials - 3.4%
Chemicals - 0.8%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[5], 6.75%, 10/15/2019	B2	1,470,000	$1,389,150
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	4,760,000	5,754,207

			7,143,357

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,5], 3.337%, 12/15/2019	Ba3	1,620,000	1,563,300

Metals & Mining - 2.0%
Alcoa, Inc., 5.55%, 2/1/2017	Ba1	2,600,000	2,678,000
ArcelorMittal (Luxembourg), 5.25%, 2/25/2017	Ba1	9,000,000	8,910,000
First Quantum Minerals Ltd. (Canada)[5], 6.75%, 2/15/2020	B3	515,000	345,050
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	4,000,000	4,099,052
Steel Dynamics, Inc., 5.125%, 10/1/2021	Ba2	1,025,000	971,187
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[5], 7.375%, 2/1/2020	B1	1,135,000	1,004,248

			18,007,537

Paper & Forest Products - 0.4%
Domtar Corp., 4.40%, 4/1/2022	Baa3	3,565,000	3,631,480

Total Materials			30,345,674

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.[3], 1.257%, 6/30/2020	Baa1	8,000,000	7,933,888
CenturyLink, Inc., 5.80%, 3/15/2022	Ba2	1,400,000	1,197,000
Frontier Communications Corp., 7.625%, 4/15/2024	Ba3	1,160,000	968,600
Frontier Communications Corp.[5], 11.00%, 9/15/2025	Ba3	1,035,000	1,001,363
Windstream Services LLC, 7.875%, 11/1/2017	B2	685,000	710,263

			11,811,114

Wireless Telecommunication Services - 1.2%
Altice Financing S.A. (Luxembourg)[5], 6.50%, 1/15/2022	B1	2,165,000	2,090,329
SBA Tower Trust[5], 5.101%, 4/17/2017	A2	2,095,000	2,142,929
SBA Tower Trust[5], 2.933%, 12/15/2017	A2	1,515,000	1,538,134
SBA Tower Trust[5], 3.598%, 4/15/2018	Baa3	1,640,000	1,647,203
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[5], 8.25%, 11/7/2021	B1	1,650,000	1,548,938
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3	1,465,000	1,450,350

			10,417,883

Total Telecommunication Services			22,228,997

8

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 2.2%
Gas Utilities - 0.2%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2		2,000,000	$1,885,700

Independent Power and Renewable Electricity Producers - 2.0%
Abengoa Yield plc (Spain)[5], 7.00%, 11/15/2019	B1		1,140,000	997,500
ContourGlobal Power Holdings S.A. (France)[5], 7.125%, 6/1/2019	B3		1,095,000	1,097,847
NRG Energy, Inc., 7.625%, 1/15/2018	B1		8,750,000	9,187,500
NRG Energy, Inc., 6.25%, 7/15/2022	B1		1,120,000	1,019,200
Talen Energy Supply LLC[5], 4.625%, 7/15/2019	Ba3		2,190,000	1,992,900
TerraForm Global Operating LLC[5], 9.75%, 8/15/2022	B2		1,750,000	1,404,375
TerraForm Power Operating LLC[5], 6.125%, 6/15/2025	B1		1,715,000	1,483,475

				17,182,797

Total Utilities				19,068,497

TOTAL CORPORATE BONDS (Identified Cost $605,726,241)				595,395,965

ASSET-BACKED SECURITIES - 2.0%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[5], 1.639%, 2/15/2021	WR	[8]	1,037,698	1,034,128
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A5, 2.00%, 12/10/2023	WR	[8]	1,593,425	1,596,134
Colony American Homes, Series 2015-1A, Class A3,5, 1.407%, 7/17/2032	Aaa		1,849,117	1,826,236
Enterprise Fleet Financing LLC, Series 2015-2, Class A2[5], 1.59%, 2/22/2021	AAA	[10]	2,700,000	2,708,483
FDIC Trust, Series 2011-R1, Class A5, 2.672%, 7/25/2026	WR	[8]	473,021	483,957
FNA Trust, Series 2014-1A, Class A5, 1.296%, 12/10/2022	WR	[8]	1,036,088	1,033,335
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[5], 3.74%, 2/25/2017	Aaa		1,966,667	1,978,207
Invitation Homes Trust, Series 2015-SFR3, Class A3,5, 1.507%, 8/17/2032	Aaa		1,813,935	1,787,835
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A5, 1.92%, 10/15/2019	Aaa		1,900,000	1,909,949
SpringCastle America Funding LLC, Series 2014-AA, Class A5, 2.70%, 5/25/2023	WR	[8]	1,237,621	1,239,314
Starwood Retail Property Trust, Series 2014-STAR, Class A3,5, 1.427%, 11/15/2027	AAA	[10]	2,005,000	1,988,156

TOTAL ASSET-BACKED SECURITIES (Identified Cost $17,611,313)				17,585,734

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9%
Americold LLC Trust, Series 2010-ARTA, Class A1[5], 3.847%, 1/14/2029 .	AAA	[10]	258,508	269,976

9

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[3], 5.764%, 5/10/2045	AAA	[10]	1,240,349	$1,252,182
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		1,921,756	1,953,382
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[10]	2,973,303	3,032,252
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	A3		800,000	830,820
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[5], 3.759%, 4/15/2044	Aaa		111,679	112,518
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AA	[10]	2,839,979	2,919,734
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[3], 5.819%, 7/10/2038	Aaa		1,576,747	1,595,170
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[5], 3.156%, 7/10/2046	Aaa		93,168	93,106
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A3[3], 5.824%, 6/15/2038	Aaa		2,998,074	3,032,051
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,5], 2.13%, 2/25/2043	AAA	[10]	1,119,429	1,058,979
Extended Stay America Trust, Series 2013-ESH7, Class A27[5], 2.958%, 12/5/2031	Aaa		1,500,000	1,510,586
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[8]	1,019,200	1,024,207
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[3], 1.37%, 11/25/2019	WR	[8]	7,559,805	377,159
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.446%, 8/25/2020	WR	[8]	10,791,597	578,591
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.232%, 4/25/2021	WR	[8]	7,903,450	457,689
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.555%, 10/25/2021	WR	[8]	5,050,107	390,904
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.421%, 12/25/2021	WR	[8]	6,687,484	475,661
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.495%, 6/25/2022	WR	[8]	18,126,556	1,478,058
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.223%, 4/25/2023	Aaa		60,852,299	871,222
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.121%, 5/25/2023	WR	[8]	35,940,676	292,521
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.57%, 10/25/2018	Aaa		8,118,388	340,753
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[8]	1,480,000	1,494,486
FREMF Mortgage Trust, Series 2011-K701, Class B3,5, 4.286%, 7/25/2048	A	[10]	950,000	995,637

10

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2011-K702, Class B3,5, 4.766%, 4/25/2044	A3		230,000	$244,806
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[5], 0.10%, 6/25/2046	WR	[8]	94,860,077	557,018
FREMF Mortgage Trust, Series 2013-K712, Class B3,5, 3.371%, 5/25/2045	A	[10]	1,300,000	1,335,970
FREMF Mortgage Trust, Series 2014-K716, Class B3,5, 4.085%, 8/25/2047	A2		2,550,000	2,654,820
FREMF Mortgage Trust, Series 2015-K42, Class B3,5, 3.853%, 12/25/2024	A3		1,900,000	1,843,806
FREMF Mortgage Trust, Series 2015-K43, Class B3,5, 3.735%, 2/25/2048	WR	[8]	1,500,000	1,536,678
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,5], 3.382%, 12/15/2019	AA	[10]	2,000,000	2,033,030
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,5], 3.382%, 12/15/2019	BBB	[10]	1,150,000	1,134,191
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[3], 5.258%, 1/12/2043	Aaa		153,775	153,584
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM3, 5.299%, 1/12/2043	A2		460,000	460,131
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	Aaa		2,185,233	2,232,204
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[3], 5.911%, 4/15/2045	Aaa		763,314	774,888
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[5], 4.07%, 11/15/2043	AAA	[10]	750,000	805,287
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,5], 3.00%, 3/25/2043	WR	[8]	923,532	915,440
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,5], 3.50%, 5/25/2043	AAA	[10]	1,055,046	1,073,880
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,5], 3.00%, 6/25/2029	AAA	[10]	1,433,177	1,463,744
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[5], 2.767%, 1/20/2041	Aaa		1,425,000	1,429,601
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	Aaa		1,646,304	1,687,498
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[5], 3.884%, 9/15/2047	AAA	[10]	74,620	74,910
Motel 6 Trust, Series 2015-MTL6, Class B5, 3.298%, 2/5/2030	WR	[8]	1,900,000	1,911,041
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,5], 3.75%, 11/25/2054	AAA	[10]	1,710,358	1,769,735
OBP Depositor LLC Trust, Series 2010-OBP, Class A5, 4.646%, 7/15/2045	AAA	[10]	420,000	465,108
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[3,5], 1.507%, 12/15/2028	AAA	[10]	23,058	23,058
SCG Trust, Series 2013-SRP1, Class AJ3,5, 2.157%, 11/15/2026	AAA	[10]	2,000,000	1,983,690

11

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT2/ SHARES		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Series 2011-2, Class A1[3], 3.90%, 9/25/2041	WR	[8]		413,625	$425,195
Sequoia Mortgage Trust, Series 2012-2, Class A2[3], 3.50%, 4/25/2042	WR	[8]		733,219	739,828
Sequoia Mortgage Trust, Series 2013-2, Class A1[3], 1.874%, 2/25/2043	AAA	[10]		1,081,220	1,003,000
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[10]		854,657	846,645
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa			1,152,177	1,130,934
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX5, 4.004%, 9/13/2028	AAA	[10]		1,195,000	1,288,286
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM3, 5.358%, 12/15/2044	A2			1,060,000	1,060,204
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045	Aaa			1,220,000	1,243,413
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[5], 4.393%, 11/15/2043	Aaa			1,350,000	1,472,353
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,5], 4.869%, 2/15/2044	Aaa			1,550,000	1,732,359
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,5], 3.50%, 1/20/2045	WR	[8]		1,634,594	1,654,360
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,5], 3.50%, 3/20/2045	Aaa			2,159,965	2,209,644

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $70,244,880)					69,807,983

FOREIGN GOVERNMENT BONDS - 3.6%
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa3			1,300,000	1,501,500
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Baa3			4,400,000	3,850,000
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3		CLP	1,800,000,000	2,675,297
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[8]	KRW	5,000,000,000	4,257,319
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3		MYR	8,905,000	2,046,344
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3		MXN	55,455,000	3,309,651
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	64,000,000	3,847,095
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	35,000,000	2,309,312
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	126,000,000	7,729,812

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $38,028,774)					31,526,330

MUTUAL FUNDS - 3.0%
iShares iBoxx $ High Yield Corporate Bond ETF				158,310	13,185,640
PowerShares Senior Loan Portfolio				595,450	13,719,168

TOTAL MUTUAL FUNDS (Identified Cost $28,749,260)					26,904,808

12

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT[2]	VALUE

U.S. GOVERNMENT AGENCIES - 2.3%
Mortgage-Backed Securities - 2.3%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	839,355	$908,471
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	69,473	74,743
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	82,635	90,445
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	577,270	624,470
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	103,336	113,419
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,019,817	1,104,311
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	63,870	70,364
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029	181,023	197,214
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	625,524	682,936
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,272,391	1,371,715
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	303,059	338,918
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	369,583	412,418
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	429,596	479,388
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	1,070,748	1,210,058
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	428,175	478,648
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	304,035	323,375
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	100,448	110,149
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	72,576	79,432
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	56,247	61,861
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	100,040	109,927
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	43,572	47,522
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	419,262	457,579
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	1,035,741	1,130,531
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	1,030,624	1,123,988
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	303,138	330,600
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,327,988	1,430,628
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	1,998,815	2,153,315
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	1,081,532	1,202,126
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	466,751	516,894
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	567,560	628,871
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	378,328	418,781
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	41,486	45,944
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	351,085	396,199
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,280,551	1,418,074

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $19,684,790)		20,143,314

13

Investment Portfolio - September 30, 2015

(unaudited)

UNCONSTRAINED BOND SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 4.9%
Dreyfus Cash Management, Inc. - Institutional Shares[14], 0.06%, (Identified Cost $ 43,369,164)	43,369,164	$43,369,164

TOTAL INVESTMENTS - 100.4% (Identified Cost $ 906,580,788)		887,008,142
LIABILITIES, LESS OTHER ASSETS - (0.4%)		(3,723,273)

NET ASSETS - 100%		$883,284,869

FUTURES CONTRACTS: LONG POSITIONS OPEN AT SEPTEMBER 30, 2015:
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED APPRECIATION
52	Euro-Bund	Eurex	December 2015	9,066,015	$15,736

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT SEPTEMBER 30, 2015:
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE[2]	UNREALIZED DEPRECIATION
54	Euro-OAT French Government Bonds	Eurex	December 2015	9,139,240	$(8,153)

CLP - Chilean Peso

ETF - Exchange-Traded Fund

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

USD - U.S. Dollar

*Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3The coupon rate is floating and is the effective rate as of September 30, 2015.

4This security is unsettled and the coupon rate has not yet been determined as of September 30, 2015.

5Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $217,560,591 or 24.6%, of the Series’ net assets as of September 30, 2015.

6Security is perpetual in nature and has no stated maturity date.

7The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

8Credit rating has been withdrawn. As of September 30, 2015, there is no rating available (unaudited).

9The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

10Credit ratings from S&P (unaudited).

11The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

12The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

13Represents a Payment-In-Kind bond.

14Rate shown is the current yield as of September 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

14

Investment Portfolio - September 30, 2015

(unaudited)

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$906,580,788
Unrealized appreciation	6,848,915
Unrealized depreciation	(26,421,561)

Net unrealized depreciation	$(19,572,646)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$82,274,844	$—	$82,274,844	$—
U.S. Treasury and other U.S.
Government agencies	20,143,314	—	20,143,314	—
Corporate debt:
Consumer Discretionary	76,666,939	—	76,666,939	—
Consumer Staples	11,697,181	—	11,697,181	—
Energy	61,910,951	—	61,910,951	—
Financials	264,304,632	—	264,304,632	—
Health Care	15,810,365	—	15,810,365	—
Industrials	75,668,335	—	75,668,335	—
Information Technology	17,694,394	—	17,694,394	—
Materials	30,345,674	—	30,345,674	—
Telecommunication Services	22,228,997	—	22,228,997	—
Utilities	19,068,497	—	19,068,497	—
Asset-backed securities	17,585,734	—	17,585,734	—
Commercial mortgage-backed securities	69,807,983	—	69,807,983	—
Foreign government bonds	31,526,330	—	31,526,330	—
Mutual funds	70,273,972	70,273,972	—	—

Other financial instruments*:
Interest rate contracts	15,736	15,736	—	—

Total assets	887,023,878	70,289,708	816,734,170	—

15

Investment Portfolio - September 30, 2015

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities:
Other financial instruments*:
Interest rate contracts	$(8,153)	$(8,153)	$—	$—

Total liabilities	(8,153)	(8,153)	—	—

Total	$887,015,725	$70,281,555	$816,734,170	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation/depreciation on the instrument.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

16

Investment Portfolio - September 30, 2015

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

LOAN ASSIGNMENTS - 6.7%
Community Health Systems, Inc., Term Loan G2, 3.75%, 12/31/2019	Ba2	$1,496,250	$1,492,973
CPI International, Inc., 1st Lien Term Loan B2, 4.25%, 11/17/2017	Ba3	1,969,849	1,945,226
Crown Castle Operating Co., 1st Lien Term Loan B2[2], 3.00%, 1/31/2021	Ba1	1,932,530	1,924,413
NRG Energy, Inc. Term Loan B2, 2.75%, 7/1/2018	Baa3	2,936,990	2,868,705
Valeant Pharmaceuticals International, Inc., Series D-2, Term Loan B2, 3.50%, 2/13/2019	Ba1	3,000,000	2,949,900

TOTAL LOAN ASSIGNMENTS (Identified Cost $11,318,704)			11,181,217

CORPORATE BONDS - 82.4%
Non-Convertible Corporate Bonds - 82.4%
Consumer Discretionary - 16.8%
Auto Components - 0.9%
Techniplas LLC[3], 10.00%, 5/1/2020	Caa1	1,580,000	1,453,600

Hotels, Restaurants & Leisure - 2.1%
International Game Technology plc[3], 6.25%, 2/15/2022	Ba2	2,000,000	1,860,000
Wyndham Worldwide Corp., 4.25%, 3/1/2022	Baa3	1,670,000	1,660,135

			3,520,135

Household Durables - 6.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B1	3,710,000	3,533,775
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3	1,460,000	1,587,750
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3	1,263,000	1,362,461
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	B1	2,820,000	2,763,600
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	1,930,000	1,790,075

			11,037,661

Media - 7.2%
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.125%, 5/1/2023	B1	1,760,000	1,622,544
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.375%, 5/1/2025	B1	1,780,000	1,622,025
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	Ba3	2,475,000	2,561,625
Sinclair Television Group, Inc.[3], 5.625%, 8/1/2024	B1	2,158,000	1,961,083
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	Ba3	2,175,000	2,077,125
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	B1	2,390,000	2,168,925

			12,013,327

Total Consumer Discretionary			28,024,723

Consumer Staples - 5.4%
Food & Staples Retailing - 1.2%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	B1	2,220,000	2,020,200

Food Products - 2.4%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	Baa3	1,601,000	1,857,074

1

Investment Portfolio - September 30, 2015

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products (continued)
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1		$2,185,000	$2,119,450

				3,976,524

Household Products - 1.8%
HRG Group, Inc., 7.875%, 7/15/2019	Ba3		1,535,000	1,592,563
HRG Group, Inc., 7.75%, 1/15/2022	Caa1		1,350,000	1,324,687

				2,917,250

Total Consumer Staples				8,913,974

Energy - 7.2%
Energy Equipment & Services - 1.4%
Calfrac Holdings LP (Canada)[3], 7.50%, 12/1/2020	Caa1		1,470,000	918,750
FTS International, Inc., 6.25%, 5/1/2022	Caa2		1,470,000	455,700
Seventy Seven Operating LLC, 6.625%, 11/15/2019	B3		1,395,000	868,387

				2,242,837

Oil, Gas & Consumable Fuels - 5.8%
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1		1,745,000	1,510,647
Denbury Resources, Inc., 5.50%, 5/1/2022	B1		1,780,000	1,059,100
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	Caa3		1,445,000	187,850
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3		3,695,000	3,427,113
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 6.875%, 2/1/2021	Ba2		1,605,000	1,552,837
WPX Energy, Inc., 6.00%, 1/15/2022	Ba1		2,250,000	1,935,000

				9,672,547

Total Energy				11,915,384

Financials - 17.0%
Banks - 3.3%
Lloyds Bank plc (United Kingdom)[3,4,5], 12.00%	BB	[6]	1,650,000	2,326,500
Popular, Inc., 7.00%, 7/1/2019	B2		3,420,000	3,249,000

				5,575,500

Capital Markets - 1.3%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[3], 5.00%, 8/1/2021	BBB	[6]	2,225,000	2,174,937

Consumer Finance - 1.8%
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	Caa1		1,350,000	715,500
Navient Corp., 6.125%, 3/25/2024	Ba3		2,865,000	2,292,000

				3,007,500

Diversified Financial Services - 1.8%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1		1,470,000	1,416,786

2

Investment Portfolio - September 30, 2015

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	B1	$1,705,000	$1,551,550

			2,968,336

Real Estate Investment Trusts (REITS) - 3.6%
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	2,415,000	2,475,375
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2	1,437,000	1,437,000
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B2	2,100,000	2,131,500

			6,043,875

Real Estate Management & Development - 2.3%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	B2	1,850,000	1,914,750
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	B2	1,750,000	1,828,750

			3,743,500

Thrifts & Mortgage Finance - 2.9%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	1,625,000	1,633,125
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3	1,885,000	1,762,475
Prospect Holding Co. LLC - Prospect Holding Finance Co.[3], 10.25%, 10/1/2018	B2	2,470,000	1,494,350

			4,889,950

Total Financials			28,403,598

Health Care - 3.4%
Health Care Providers & Services - 0.7%
Tenet Healthcare Corp.[2,3], 3.837%, 6/15/2020	Ba2	1,135,000	1,127,197

Pharmaceuticals - 2.7%
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	B3	1,675,000	1,603,813
Concordia Healthcare Corp. (Canada)[3], 7.00%, 4/15/2023	Caa2	1,670,000	1,461,250
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	B1	1,625,000	1,478,750

			4,543,813

Total Health Care			5,671,010

Industrials - 10.0%
Aerospace & Defense - 1.9%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1	3,284,000	3,111,590

Air Freight & Logistics - 0.9%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[3,7], 10.00%, 2/15/2018	Caa2	1,485,000	1,473,863

Airlines - 1.6%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	2,645,000	2,649,959

3

Investment Portfolio - September 30, 2015

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies - 1.4%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	B3	$1,590,000	$1,446,900
Modular Space Corp.[3], 10.25%, 1/31/2019	B3	1,390,000	966,050

			2,412,950

Construction & Engineering - 0.4%
Abengoa Finance S.A.U. (Spain)[3], 7.75%, 2/1/2020	B2	1,620,000	658,125

Machinery - 1.1%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1	20,000	19,950
Waterjet Holdings, Inc.[3], 7.625%, 2/1/2020	B2	1,785,000	1,785,000

			1,804,950

Trading Companies & Distributors - 2.7%
Aircastle Ltd., 5.50%, 2/15/2022	Ba2	1,696,000	1,712,960
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2	1,235,000	1,265,875
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2	1,600,000	1,616,000

			4,594,835

Total Industrials			16,706,272

Materials - 5.3%
Chemicals - 1.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	B2	2,450,000	2,315,250

Containers & Packaging - 1.7%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2,3], 3.337%, 12/15/2019	Ba3	2,980,000	2,875,700

Metals & Mining - 2.2%
First Quantum Minerals Ltd. (Canada)[3], 6.75%, 2/15/2020	B3	760,000	509,200
Steel Dynamics, Inc., 5.125%, 10/1/2021	Ba2	1,530,000	1,449,675
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B1	1,960,000	1,734,208

			3,693,083

Total Materials			8,884,033

Telecommunication Services - 8.6%
Diversified Telecommunication Services - 4.0%
CenturyLink, Inc., 5.80%, 3/15/2022	Ba2	2,265,000	1,936,575
Frontier Communications Corp.[3], 10.50%, 9/15/2022	Ba3	2,000,000	1,950,000
Frontier Communications Corp., 7.625%, 4/15/2024	Ba3	1,725,000	1,440,375
Windstream Services LLC, 7.875%, 11/1/2017	B2	1,275,000	1,322,022

			6,648,972

Wireless Telecommunication Services - 4.6%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	B1	3,165,000	3,055,839

4

Investment Portfolio - September 30, 2015

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	B1	$2,440,000	$2,290,550
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3	2,365,000	2,341,350

			7,687,739

Total Telecommunication Services			14,336,711

Utilities - 8.7%
Independent Power and Renewable Electricity Producers - 8.7%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019	B1	3,095,000	2,708,125
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	B3	2,560,000	2,566,656
NRG Energy, Inc., 6.25%, 7/15/2022	B1	1,805,000	1,642,550
Talen Energy Supply LLC[3], 4.625%, 7/15/2019	Ba3	3,550,000	3,230,500
TerraForm Global Operating LLC[3], 9.75%, 8/15/2022	B2	2,570,000	2,062,425
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	B1	2,715,000	2,348,475

Total Utilities			14,558,731

Total Non-Convertible Corporate Bonds (Identified Cost $150,234,289)			137,414,436

MUTUAL FUND - 3.8%
SPDR Barclays High Yield Bond ETF (Identified Cost $6,548,062)		176,650	6,299,339

SHORT-TERM INVESTMENT - 3.8%
Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.06%, (Identified Cost $6,234,718)		6,234,718	6,234,718

TOTAL INVESTMENTS - 96.7% (Identified Cost $174,335,773)			161,129,710
OTHER ASSETS, LESS LIABILITIES - 3.3%			5,577,574

NET ASSETS - 100%			$166,707,284

ETF - Exchange-Traded Fund

1Credit ratings from Moody’s (unaudited).

2The coupon rate is floating and is the effective rate as of September 30, 2015.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $83,995,666 or 50.4% of the Series’ net assets as of September 30, 2015.

4Security is perpetual in nature and has no stated maturity date.

5The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

6Credit ratings from S&P (unaudited).

7Represents a Payment-In-Kind bond.

8Rate shown is the current yield as of September 30, 2015.

5

Investment Portfolio - September 30, 2015

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$174,618,527
Unrealized appreciation	305,781
Unrealized depreciation	(13,794,598)

Net unrealized depreciation	$(13,488,817)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$11,181,217	$—	$11,181,217	$—
Corporate debt:
Consumer Discretionary	28,024,723	—	28,024,723	—
Consumer Staples	8,913,974	—	8,913,974	—
Energy	11,915,384	—	11,915,384	—
Financials	28,403,598	—	28,403,598	—
Health Care	5,671,010	—	5,671,010	—
Industrials	16,706,272	—	16,706,272	—
Materials	8,884,033	—	8,884,033	—
Telecommunication Services	14,336,711	—	14,336,711	—
Utilities	14,558,731	—	14,558,731	—
Mutual funds	12,534,057	12,534,057	—	—

Total assets	$161,129,710	$12,534,057	$148,595,653	$—

6

Investment Portfolio - September 30, 2015

(unaudited)

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2015

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 93.9%
Consumer Discretionary - 7.8%
Diversified Consumer Services - 6.3%
Fu Shou Yuan International Group Ltd. (China)[1]	4,414,000	$2,779,052
Kroton Educacional S.A. (Brazil)	1,223,050	2,393,963

		5,173,015

Media - 1.5%
Global Mediacom Tbk PT (Indonesia)[1]	19,040,380	1,225,184

Total Consumer Discretionary		6,398,199

Consumer Staples - 14.3%
Beverages - 5.5%
AMBEV S.A. - ADR (Brazil)*	272,830	1,336,867
Cia Cervecerias Unidas S.A. - ADR (Chile)	143,960	3,188,714

		4,525,581

Food & Staples Retailing - 0.1%
7-Eleven Malaysia Holdings Berhad (Malaysia)[1]	219,700	73,952

Food Products - 6.8%
M Dias Branco S.A. (Brazil)	81,000	1,196,459
Sao Martinho S.A. (Brazil)	254,900	2,513,959
Tiger Brands Ltd. (South Africa)[1]	84,740	1,865,812

		5,576,230

Tobacco - 1.9%
Gudang Garam Tbk PT (Indonesia)[1]	541,920	1,555,687

Total Consumer Staples		11,731,450

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cosan S.A. Industria e Comercio (Brazil)	274,220	1,379,919

Financials - 7.0%
Banks - 1.6%
ICICI Bank Ltd. - ADR (India)	161,450	1,352,951

Diversified Financial Services - 5.4%
IDFC Ltd. (India)[1]	880,050	1,897,336
JSE Ltd. (South Africa)[1]	271,000	2,526,996

		4,424,332

Total Financials		5,777,283

Health Care - 26.0%
Biotechnology - 2.1%
Green Cross Corp. (South Korea)[1]	11,030	1,748,087

Health Care Equipment & Supplies - 11.9%
Ginko International Co. Ltd. (Taiwan)[1]	262,030	2,638,671

1

Investment Portfolio - September 30, 2015

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	5,178,000	$3,282,589
St. Shine Optical Co. Ltd. (Taiwan)[1]	311,530	3,822,261

		9,743,521

Health Care Providers & Services - 12.0%
Apollo Hospitals Enterprise Ltd. (India)[1]	105,674	2,323,724
Fortis Healthcare Ltd. (India)*[1]	1,354,220	3,494,642
KPJ Healthcare Berhad (Malaysia)[1]	1,955,660	1,868,504
Siloam International Hospitals Tbk PT (Indonesia)[1]	2,545,100	2,151,530

		9,838,400

Total Health Care		21,330,008

Industrials - 4.2%
Commercial Services & Supplies - 1.6%
MiX Telematics Ltd. - ADR (South Africa)	254,040	1,343,872

Electrical Equipment - 2.0%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,618,186

Marine - 0.6%
Sinotrans Shipping Ltd. - Class H (China)[1]	2,604,000	503,851

Total Industrials		3,465,909

Information Technology - 22.7%
Electronic Equipment, Instruments & Components - 3.3%
PAX Global Technology Ltd. (Hong Kong)[1]	2,587,000	2,697,125

Internet Software & Services - 13.2%
Alibaba Group Holding Ltd. - ADR (China)*	40,870	2,410,104
Baidu, Inc. - ADR (China)*	16,740	2,300,243
Qihoo 360 Technology Co. Ltd. - ADR (China)*	77,390	3,701,564
Tencent Holdings Ltd. - Class H (China)[1]	144,900	2,442,520

		10,854,431

Semiconductors & Semiconductor Equipment - 1.5%
MediaTek, Inc. (Taiwan)[1]	166,000	1,235,308

Software - 1.7%
TOTVS S.A. (Brazil)	194,410	1,438,276

Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,550	2,446,607

Total Information Technology		18,671,747

Materials - 1.6%
Chemicals - 1.6%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	89,010	1,294,205

2

Investment Portfolio - September 30, 2015

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services - 8.6%
Wireless Telecommunication Services - 8.6%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	184,820	$3,058,771
Bharti Infratel Ltd. (India)[1]	390,390	2,115,322
China Mobile Ltd. - Class H (China)[1]	160,430	1,920,309

Total Telecommunication Services		7,094,402

TOTAL COMMON STOCKS (Identified Cost $95,252,044)		77,143,122

SHORT-TERM INVESTMENT - 4.4%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.06%, (Identified Cost $3,628,794)	3,628,794	3,628,794

TOTAL INVESTMENTS - 98.3% (Identified Cost $98,880,838)		80,771,916
OTHER ASSETS, LESS LIABILITIES - 1.7%		1,415,299

NET ASSETS - 100%		$82,187,215

ADR - American Depositary Receipt

* Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

China 23.5%; India 13.6%; Brazil 12.5%; Taiwan 11.3%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$98,880,838
Unrealized appreciation	4,633,124
Unrealized depreciation	(22,742,046)

Net unrealized depreciation	$(18,108,922)

3

Investment Portfolio - September 30, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$6,398,199	$2,393,963	$4,004,236	$—
Consumer Staples	11,731,450	8,235,999	3,495,451	—
Energy	1,379,919	1,379,919	—	—
Financials	5,777,283	1,352,951	4,424,332	—
Health Care	21,330,008	—	21,330,008	—
Industrials	3,465,909	1,343,872	2,122,037	—
Information Technology	18,671,747	9,850,187	8,821,560	—
Materials	1,294,205	1,294,205	—	—
Telecommunication Services	7,094,402	3,058,771	4,035,631	—
Mutual fund	3,628,794	3,628,794	—	—

Total assets	$80,771,916	$32,538,661	$48,233,255	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 42.0%
Non-Convertible Corporate Bonds - 42.0%
Consumer Discretionary - 3.6%
Auto Components - 0.3%
Magna International, Inc. (Canada), 4.15%, 10/1/2025	Baa1	500,000	$500,043
Techniplas LLC[3], 10.00%, 5/1/2020	Caa1	305,000	280,600

			780,643

Automobiles - 0.2%
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3	275,000	329,573

Hotels, Restaurants & Leisure - 0.1%
International Game Technology plc[3], 6.25%, 2/15/2022	Ba2	265,000	246,450

Household Durables - 1.3%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B1	590,000	561,975
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3	150,000	163,125
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3	225,000	242,719
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,280,000	1,307,932
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	B1	390,000	382,200
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	345,000	319,987

			2,977,938

Media - 1.7%
21st Century Fox America, Inc., 6.90%, 3/1/2019	Baa1	325,000	373,786
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.125%, 5/1/2023	B1	290,000	267,351
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.375%, 5/1/2025	B1	290,000	264,263
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	Ba3	250,000	258,750
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	835,000	912,126
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	Baa2	320,000	328,265
Sinclair Television Group, Inc.[3], 5.625%, 8/1/2024	B1	365,000	331,694
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	Ba3	355,000	339,025
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	Baa2	500,000	579,937
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	B1	245,000	222,337

			3,877,534

Total Consumer Discretionary			8,212,138

Consumer Staples - 1.3%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	350,000	411,290
PepsiCo, Inc., 3.10%, 7/17/2022	A1	750,000	768,142

			1,179,432

Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	B1	400,000	364,000

1

Investment Portfolio - September 30, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
CVS Health Corp., 3.50%, 7/20/2022	Baa1	400,000	$413,130

			777,130

Food Products - 0.3%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	Baa3	250,000	289,987
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1	380,000	368,600

			658,587

Household Products - 0.2%
HRG Group, Inc., 7.875%, 7/15/2019	Ba3	355,000	368,312

Total Consumer Staples			2,983,461

Energy - 4.7%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	575,000	666,962
Calfrac Holdings LP (Canada)[3], 7.50%, 12/1/2020	Caa1	240,000	150,000
Ensco plc, 5.20%, 3/15/2025	Baa1	750,000	570,806
FTS International, Inc., 6.25%, 5/1/2022	Caa2	285,000	88,350
Schlumberger Oilfield plc[3], 4.20%, 1/15/2021	Aa3	560,000	605,696
Seventy Seven Operating LLC, 6.625%, 11/15/2019	B3	285,000	177,412

			2,259,226

Oil, Gas & Consumable Fuels - 3.7%
CNOOC Finance 2015 Australia Pty. Ltd. (China), 2.625%, 5/5/2020	Aa3	500,000	492,841
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3	400,000	399,255
Columbia Pipeline Group, Inc.[3], 2.45%, 6/1/2018	Baa2	400,000	400,773
Columbia Pipeline Group, Inc.[3], 4.50%, 6/1/2025	Baa2	400,000	388,284
Crestwood Midstream Partners LP - Crestwood Midstream Finance Corp., 6.125%, 3/1/2022	B1	305,000	264,038
Denbury Resources, Inc., 5.50%, 5/1/2022	B1	285,000	169,575
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	Baa3	100,000	118,805
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	Caa3	375,000	48,750
Hiland Partners LP - Hiland Partners Finance Corp.[3], 7.25%, 10/1/2020	Baa3	600,000	630,750
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	Baa3	1,500,000	1,470,714
Petrobras Global Finance B.V. (Brazil)[4], 1.953%, 5/20/2016	Ba2	1,400,000	1,319,500
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	A3	350,000	370,457
Petroleos Mexicanos (Mexico)[3], 4.50%, 1/23/2026	A3	950,000	875,805
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3	585,000	542,587
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	Baa3	600,000	565,838
Targa Resources Partners LP - Targa Resources Partners Finance Corp.[3], 6.75%, 3/15/2024	Ba2	275,000	262,625

2

Investment Portfolio - September 30, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc., 6.00%, 1/15/2022	Ba1			320,000	$275,200

					8,595,797

Total Energy					10,855,023

Financials - 21.4%
Banks - 8.7%
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	Aa2		EUR	100,000	129,541
Bank of America Corp., 5.75%, 8/15/2016	Baa3			680,000	704,389
Bank of America Corp., 5.42%, 3/15/2017	Baa3			1,500,000	1,575,693
Bank of America Corp., 5.70%, 5/2/2017	Baa3			250,000	263,837
Bank of America Corp., 6.875%, 4/25/2018	Baa1			480,000	536,465
Bank of America Corp., 4.00%, 1/22/2025	Baa3			375,000	367,524
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020	Baa3			200,000	219,063
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3			300,000	393,025
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2			845,000	914,713
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa1			1,455,000	1,455,799
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA	[5]	EUR	50,000	64,820
Citigroup, Inc., 1.80%, 2/5/2018	Baa1			1,000,000	999,030
Citigroup, Inc., 3.875%, 3/26/2025	Baa3			1,000,000	971,811
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa		AUD	1,680,000	1,230,192
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[6,7], 8.40%	WR	[8]		100,000	106,448
ING Bank N.V. (Netherlands)[3], 1.80%, 3/16/2018	A1			150,000	150,216
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1			790,000	818,732
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa1			350,000	404,240
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3			820,000	932,355
Lloyds Bank plc (United Kingdom)[3,6,9], 12.00%	BB	[5]		240,000	338,400
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	Baa2			1,580,000	1,822,367
Popular, Inc., 7.00%, 7/1/2019	B2			570,000	541,500
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa		CAD	1,995,000	1,579,780
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024	Ba2			1,000,000	1,007,943
Santander Bank N.A., 8.75%, 5/30/2018	Baa2			300,000	342,562
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2			230,000	234,365
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2			500,000	490,917
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa		AUD	2,100,000	1,538,965

					20,134,692

Capital Markets - 4.1%
Goldman Sachs Capital II4,6, 4.00%	Ba1			400,000	289,000
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	A3			330,000	334,310

3

Investment Portfolio - September 30, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3		1,790,000	$1,971,411
The Goldman Sachs Group, Inc.[4], 1.421%, 11/15/2018	A3		1,680,000	1,690,080
The Goldman Sachs Group, Inc.[4], 1.925%, 11/29/2023	A3		350,000	352,067
The Goldman Sachs Group, Inc., 3.75%, 5/22/2025	A3		300,000	300,623
Morgan Stanley, 2.125%, 4/25/2018	A3		740,000	744,358
Morgan Stanley, 5.75%, 1/25/2021	A3		1,515,000	1,727,821
Morgan Stanley, 5.00%, 11/24/2025	Baa2		800,000	850,578
UBS AG (Switzerland)[4], 7.25%, 2/22/2022	BBB	[5]	400,000	416,147
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB	[5]	250,000	287,622
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	BBB	[5]	400,000	401,665

				9,365,682

Consumer Finance - 0.3%
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	Caa1		290,000	153,700
Navient Corp., 6.125%, 3/25/2024	Ba3		570,000	456,000

				609,700

Diversified Financial Services - 1.7%
General Electric Capital Corp.[6,10], 7.125%	Baa1		585,000	675,675
General Electric Capital Corp., 5.30%, 2/11/2021	A2		500,000	575,155
General Electric Capital Corp.[4], 0.684%, 5/5/2026	A1		855,000	799,437
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	Baa2		350,000	379,467
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1		500,000	481,900
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 6.875%, 4/15/2022	B1		300,000	273,000
Peachtree Corners Funding Trust[3], 3.976%, 2/15/2025	Baa2		100,000	100,710
Voya Financial, Inc., 2.90%, 2/15/2018	Baa2		370,000	377,799
Voya Financial, Inc., 5.50%, 7/15/2022	Baa2		270,000	307,524

				3,970,667

Insurance - 3.0%
Aegon N.V. (Netherlands)[4,6], 2.619%	Baa1		435,000	352,698
American International Group, Inc., 4.875%, 6/1/2022	Baa1		1,875,000	2,068,972
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		2,600,000	2,704,034
AXA S.A. (France)[4,6], 2.312%	A3		425,000	357,510
First American Financial Corp., 4.30%, 2/1/2023	Baa3		565,000	566,521
Prudential Financial, Inc.[6,11], 5.875%	Baa2		800,000	846,000

				6,895,735

Real Estate Investment Trusts (REITS) - 3.0%
American Tower Corp., 2.80%, 6/1/2020	Baa3		500,000	498,968
AvalonBay Communities, Inc., 4.20%, 12/15/2023	Baa1		500,000	526,267
BioMed Realty LP, 3.85%, 4/15/2016	Baa2		140,000	141,426
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		1,110,000	1,228,837

4

Investment Portfolio - September 30, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	395,000	$404,875
HCP, Inc., 6.70%, 1/30/2018	Baa1	865,000	955,232
HCP, Inc., 4.00%, 6/1/2025	Baa1	400,000	391,896
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B2	410,000	416,150
Simon Property Group LP, 10.35%, 4/1/2019	A2	1,125,000	1,414,595
Welltower, Inc., 4.95%, 1/15/2021	Baa2	635,000	691,871
Welltower, Inc., 4.00%, 6/1/2025	Baa2	300,000	299,911

			6,970,028

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	B2	250,000	258,750
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	B2	284,000	296,780

			555,530

Thrifts & Mortgage Finance - 0.4%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	575,000	577,875
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3	295,000	275,825
Prospect Holding Co. LLC - Prospect Holding Finance Co.[3], 10.25%, 10/1/2018	B2	295,000	178,475

			1,032,175

Total Financials			49,534,209

Health Care - 1.7%
Biotechnology - 0.2%
Amgen, Inc., 2.70%, 5/1/2022	Baa1	500,000	490,312

Health Care Providers & Services - 1.2%
Aetna, Inc., 3.50%, 11/15/2024	Baa1	400,000	397,908
FMC Finance VIII S.A. (Germany)[3], 6.50%, 9/15/2018	Ba2	EUR 1,540,000	1,964,729
Tenet Healthcare Corp.[3,4], 3.837%, 6/15/2020	Ba2	280,000	278,075

			2,640,712

Pharmaceuticals - 0.3%
AMAG Pharmaceuticals, Inc.[3], 7.875%, 9/1/2023	B3	270,000	258,525
Concordia Healthcare Corp. (Canada)[3], 7.00%, 4/15/2023	Caa2	275,000	240,625
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[3], 5.625%, 10/15/2023	B1	275,000	250,250

			749,400

Total Health Care			3,880,424

5

Investment Portfolio - September 30, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials - 4.4%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1		580,000	$549,550

Airlines - 0.6%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		425,000	425,797
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B3, 6.375%, 1/2/2016	Baa3		625,000	631,250
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1		400,000	407,595

				1,464,642

Commercial Services & Supplies - 0.2%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	B3		265,000	241,150
Modular Space Corp.[3], 10.25%, 1/31/2019	B3		250,000	173,750

				414,900

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[3], 7.75%, 2/1/2020	B2		300,000	121,875

Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	A1		500,000	502,011

Machinery - 0.6%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1		660,000	658,350
John Deere Capital Corp., 1.60%, 7/13/2018	A2		400,000	400,554
Waterjet Holdings, Inc.[3], 7.625%, 2/1/2020	B2		310,000	310,000

				1,368,904

Trading Companies & Distributors - 2.5%
Air Lease Corp., 2.625%, 9/4/2018	BBB	[5]	1,000,000	998,679
Air Lease Corp., 3.375%, 1/15/2019	BBB	[5]	1,150,000	1,164,375
Aircastle Ltd., 5.50%, 2/15/2022	Ba2		510,000	515,100
Aviation Capital Group Corp.[3], 2.875%, 9/17/2018	BBB	[5]	1,250,000	1,248,862
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		250,000	256,250
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		240,000	242,400
International Lease Finance Corp., 5.75%, 5/15/2016	Ba2		250,000	253,750
International Lease Finance Corp.[4], 2.287%, 6/15/2016	Ba2		750,000	746,250
International Lease Finance Corp., 8.75%, 3/15/2017	Ba2		380,000	408,500

				5,834,166

Total Industrials				10,256,048

Information Technology - 1.2%
Communications Equipment - 0.2%
QUALCOMM, Inc., 3.45%, 5/20/2025	A1		500,000	472,138

Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. (China)[3], 2.50%, 11/28/2019	A1		250,000	245,347

6

Investment Portfolio - September 30, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Internet Software & Services (continued)
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A2	400,000	$406,676

			652,023

IT Services - 0.5%
Automatic Data Processing, Inc., 2.25%, 9/15/2020	Aa3	400,000	402,452
Fiserv, Inc., 2.70%, 6/1/2020	Baa2	400,000	403,152
Xerox Corp., 2.80%, 5/15/2020	Baa2	400,000	396,126

			1,201,730

Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co.[3], 2.45%, 10/5/2017	Baa2	500,000	499,720

Total Information Technology			2,825,611

Materials - 1.6%
Chemicals - 0.5%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	B2	235,000	222,075
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	700,000	846,207

			1,068,282

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,4], 3.337%, 12/15/2019	Ba3	500,000	482,500

Metals & Mining - 0.7%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	580,000	662,193
First Quantum Minerals Ltd. (Canada)[3], 6.75%, 2/15/2020	B3	140,000	93,800
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	360,000	368,915
Steel Dynamics, Inc., 5.125%, 10/1/2021	Ba2	270,000	255,825
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B1	310,000	274,288

			1,655,021

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	Baa3	500,000	509,324

Total Materials			3,715,127

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.5%
CenturyLink, Inc., 5.80%, 3/15/2022	Ba2	370,000	316,350
Frontier Communications Corp., 7.625%, 4/15/2024	Ba3	310,000	258,850
Frontier Communications Corp.[3], 11.00%, 9/15/2025	Ba3	275,000	266,063
Windstream Services LLC, 7.875%, 11/1/2017	B2	235,000	243,667

			1,084,930

7

Investment Portfolio - September 30, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.7%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	B1		535,000	$516,548
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3		500,000	502,196
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	B1		340,000	319,175
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3		385,000	381,150

				1,719,069

Total Telecommunication Services				2,803,999

Utilities - 0.9%
Independent Power and Renewable Electricity Producers - 0.9%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019	B1		400,000	350,000
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	B3		250,000	250,650
NRG Energy, Inc., 6.25%, 7/15/2022	B1		295,000	268,450
Talen Energy Supply LLC[3], 4.625%, 7/15/2019	Ba3		580,000	527,800
TerraForm Global Operating LLC[3], 9.75%, 8/15/2022	B2		465,000	373,163
TerraForm Power Operating LLC[3], 6.125%, 6/15/2025	B1		445,000	384,925

Total Utilities				2,154,988

TOTAL CORPORATE BONDS (Identified Cost $101,803,834)				97,221,028

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.0%
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4], 5.792%, 3/15/2049	Aaa		862,837	871,708
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AA	[5]	1,217,134	1,251,315
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	Aaa		1,250,000	1,261,738
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[4], 1.555%, 10/25/2021	WR	[8]	4,085,513	316,239
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[4], 0.223%, 4/25/2023	Aaa		23,426,943	335,403
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[4], 1.57%, 10/25/2018	Aaa		6,018,723	252,624
GS Mortgage Securities Trust, Series 2006-GG8, Class A4, 5.56%, 11/10/2039	Aaa		428,037	439,680
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	Aaa		498,686	511,762
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A, 5.335%, 11/15/2038	AAA	[5]	1,224,062	1,271,158
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/2043	AAA	[5]	1,186,006	1,221,459
SBA Small Business Investment Companies, Series 2015-10A, Class 1, 2.517%, 3/10/2025	WR	[8]	247,941	251,625

8

Investment Portfolio - September 30, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa			1,100,000	$1,191,656

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $9,301,966)					9,176,367

FOREIGN GOVERNMENT BONDS - 47.9%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD	600,000	466,650
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	Baa3		BRL	19,060,000	3,638,520
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa3			400,000	462,000
Brazilian Government International Bond (Brazil), 4.25%, 1/7/2025	Baa3			1,900,000	1,662,500
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa		CAD	2,485,000	2,044,161
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa		CAD	8,000,000	6,105,058
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa		CAD	2,500,000	2,069,502
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	1,040,393
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa3			1,500,000	1,515,710
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	Baa1		EUR	1,340,000	1,844,254
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	Baa1		EUR	2,000,000	2,254,344
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	Baa1		EUR	400,000	544,686
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2		EUR	2,835,000	4,044,388
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2		EUR	4,410,000	6,298,663
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2		EUR	5,200,000	5,701,947
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	Aa3		KRW	2,400,000,000	2,042,090
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[8]	KRW	5,700,000,000	4,853,344
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	WR	[8]	MYR	19,785,000	4,500,587
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3		MXN	21,454,000	1,280,412
Mexican Government Bond (Mexico), 6.25%, 6/16/2016	A3		MXN	15,000,000	903,121
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	A3		MXN	33,570,000	2,066,818
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	51,500,000	3,095,709
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3		MXN	78,000,000	4,961,203
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	3,793,869
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	46,000,000	2,849,356
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	84,000,000	5,153,208
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	427,196
Norway Government Bond (Norway)[3], 4.25%, 5/19/2017	Aaa		NOK	17,800,000	2,216,427
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,261,600
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa2		EUR	1,415,000	1,734,881
Spain Government Bond (Spain)[3], 4.00%, 4/30/2020	Baa2		EUR	2,740,000	3,496,299
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa2		EUR	6,505,000	9,224,012
Spain Government Bond (Spain)[3], 1.60%, 4/30/2025	Baa2		EUR	2,000,000	2,192,037
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	Aa1		GBP	3,250,000	4,939,081
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1		GBP	2,435,000	3,713,481

9

Investment Portfolio - September 30, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT2/ SHARES		VALUE

FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1	GBP	2,610,000	$4,370,334

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $122,894,868)				110,767,841

MUTUAL FUND - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost $299,594)			3,250	270,693

U.S. TREASURY SECURITIES - 0.7%
U.S. Treasury Bonds - 0.7%
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/2042 (Identified Cost $1,802,758)			1,975,038	1,728,534

U.S. GOVERNMENT AGENCIES - 3.4%
Mortgage-Backed Securities - 3.4%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034			874,769	943,054
Fannie Mae, Pool #735500, 5.50%, 5/1/2035			1,110,968	1,250,834
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026			1,501,512	1,587,885
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034			888,510	957,183
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035			1,178,466	1,241,741
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038			1,635,099	1,811,154

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $7,647,613)				7,791,851

SHORT-TERM INVESTMENT - 0.6%
Dreyfus Cash Management, Inc. - Institutional Shares[12], 0.06%, (Identified Cost $1,354,959)			1,354,959	1,354,959

TOTAL INVESTMENTS - 98.7% (Identified Cost $245,105,592)				228,311,273
OTHER ASSETS, LESS LIABILITIES - 1.3%				3,000,612

NET ASSETS - 100%				$231,311,885

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange Traded Fund

EUR - Euro

GBP - British Pound

IO - Interest only

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

10

Investment Portfolio - September 30, 2015

(unaudited)

SGD - Singapore Dollar

USD - U.S. Dollar

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $46,785,924 or 20.2% of the Series’ net assets as of September 30, 2015.

4The coupon rate is floating and is the effective rate as of September 30, 2015.

5Credit ratings from S&P (unaudited).

6Security is perpetual in nature and has no stated maturity date.

7The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

8Credit rating has been withdrawn. As of September 30, 2015, there is no rating available (unaudited).

9The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

10The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

11The rate shown is a fixed rate as of September 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

12Rate shown is the current yield as of September 30, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States - 38.2%; Mexico - 11.7%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$245,105,592
Unrealized appreciation	1,676,862
Unrealized depreciation	(18,471,181)

Net unrealized depreciation	$(16,794,319)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Investment Portfolio - September 30, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$9,520,385	$—	$9,520,385	$—
Corporate debt:
Consumer Discretionary	8,212,138	—	8,212,138	—
Consumer Staples	2,983,461	—	2,983,461	—
Energy	10,855,023	—	10,855,023	—
Financials	49,534,209	—	49,534,209	—
Health Care	3,880,424	—	3,880,424	—
Industrials	10,256,048	—	10,256,048	—
Information Technology	2,825,611	—	2,825,611	—
Materials	3,715,127	—	3,715,127	—
Telecommunication Services	2,803,999	—	2,803,999	—
Utilities	2,154,988	—	2,154,988	—
Commercial mortgage-backed securities	9,176,367	—	9,176,367	—
Foreign government bonds	110,767,841	—	110,767,841	—
Mutual funds	1,625,652	1,625,652	—	—

Total assets	$228,311,273	$1,625,652	$226,685,621	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - September 30, 2015

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.0%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	1,128,654	$11,207,538
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	187,704	2,755,492
Manning & Napier Fund, Inc. - Equity Income Series, Class I	304,751	3,023,127
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	52,785	447,616
Manning & Napier Fund, Inc. - Real Estate Series, Class I	196,257	1,621,082
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	447,913	4,165,594

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.0% (Identified Cost $24,102,740)		23,220,449
LIABILITIES, LESS OTHER ASSETS - (0.0)%#		(10,615)

NET ASSETS - 100%		$23,209,834

#Less than 0.1%.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$24,254,699
Unrealized appreciation	—
Unrealized depreciation	(1,034,250)

Net unrealized depreciation	$(1,034,250)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$23,220,449	$23,220,449	$—	$—

Total assets:	$23,220,449	$23,220,449	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

1

Investment Portfolio - September 30, 2015

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2015

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Fund, Inc. - Core Bond Series, Class I	550,248	$5,463,967
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	300,750	4,415,009
Manning & Napier Fund, Inc. - Equity Income Series, Class I	450,687	4,470,811
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	154,449	1,309,726
Manning & Napier Fund, Inc. - Real Estate Series, Class I	164,080	1,355,304
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	249,579	2,321,087

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $20,364,539)		19,335,904
LIABILITIES, LESS OTHER ASSETS - (0.1)%		(10,560)

NET ASSETS - 100%		$19,325,344

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$20,477,631
Unrealized appreciation	—
Unrealized depreciation	(1,141,727)

Net unrealized depreciation	$(1,141,727)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$19,335,904	$19,335,904	$—	$—

Total assets:	$19,335,904	$19,335,904	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

1

Investment Portfolio - September 30, 2015

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - September 30, 2015

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 98.4%
Consumer Discretionary - 40.7%
Diversified Consumer Services - 3.3%
Houghton Mifflin Harcourt Co.*	443,310	$9,003,626

Internet & Catalog Retail - 3.0%
TripAdvisor, Inc.*	126,250	7,956,275

Media - 13.8%
AMC Networks, Inc. - Class A*	163,420	11,957,441
Discovery Communications, Inc. - Class A*	615,450	16,020,164
Morningstar, Inc.	112,290	9,012,395

		36,990,000

Specialty Retail - 11.2%
Advance Auto Parts, Inc.	98,110	18,594,788
Dick’s Sporting Goods, Inc.	233,490	11,583,439

		30,178,227

Textiles, Apparel & Luxury Goods - 9.4%
Gildan Activewear, Inc. (Canada)	378,020	11,401,083
lululemon athletica, Inc.*	273,030	13,828,970

		25,230,053

Total Consumer Discretionary		109,358,181

Consumer Staples - 7.7%
Food & Staples Retailing - 3.0%
Sprouts Farmers Market, Inc.*	388,120	8,189,332

Food Products - 4.7%
Keurig Green Mountain, Inc.	240,170	12,522,464

Total Consumer Staples		20,711,796

Financials - 7.7%
Capital Markets - 3.3%
Financial Engines, Inc.	303,780	8,952,397

Consumer Finance - 4.4%
SLM Corp.*	1,598,220	11,826,828

Total Financials		20,779,225

Health Care - 9.1%
Biotechnology - 2.0%
Seattle Genetics, Inc.*	137,200	5,290,432

Health Care Equipment & Supplies - 2.5%
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	10,753,650	6,817,268

Health Care Providers & Services - 4.6%
DaVita HealthCare Partners, Inc.*	170,750	12,350,348

Total Health Care		24,458,048

1

Investment Portfolio - September 30, 2015

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 10.4%
Commercial Services & Supplies - 3.6%
Stericycle, Inc.*	70,700	$9,849,217

Road & Rail - 6.8%
Genesee & Wyoming, Inc. - Class A*	189,050	11,169,074
Kansas City Southern	77,240	7,019,571

		18,188,645

Total Industrials		28,037,862

Information Technology - 22.8%
Communications Equipment - 2.9%
Ixia*	546,890	7,924,436

Electronic Equipment, Instruments & Components - 6.0%
FLIR Systems, Inc.	268,590	7,517,834
Trimble Navigation Ltd.*	527,660	8,664,177

		16,182,011

Internet Software & Services - 8.5%
Envestnet, Inc.*	297,920	8,928,662
MercadoLibre, Inc. (Argentina)	82,370	7,500,612
Q2 Holdings, Inc.*	148,630	3,674,134
Qihoo 360 Technology Co. Ltd. - ADR (China)*	58,180	2,782,749

		22,886,157

IT Services - 2.7%
EVERTEC, Inc.	394,210	7,123,375

Software - 2.7%
Yodlee, Inc.*	452,077	7,292,002

Total Information Technology		61,407,981

TOTAL COMMON STOCKS
(Identified Cost $296,479,461)		264,753,093

TOTAL INVESTMENTS - 98.4%
(Identified Cost $296,479,461)		264,753,093
OTHER ASSETS, LESS LIABILITIES - 1.6%		4,223,567

NET ASSETS - 100%		$268,976,660

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

2

Investment Portfolio - September 30, 2015

(unaudited)

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and appreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$296,710,711
Unrealized appreciation	14,405,627
Unrealized depreciation	(46,363,245)

Net unrealized depreciation	$(31,957,618)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$109,358,181	$109,358,181	$—	$—
Consumer Staples	20,711,796	20,711,796	—	—
Financials	20,779,225	20,779,225	—	—
Health Care	24,458,048	17,640,780	6,817,268	—
Industrials	28,037,862	28,037,862	—	—
Information Technology	61,407,981	61,407,981	—	—

Total assets	$264,753,093	$257,935,825	$6,817,268	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

3

Investment Portfolio - September 30, 2015

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 92.3%
Consumer Discretionary - 2.3%
Hotels, Restaurants & Leisure - 1.3%
SeaWorld Entertainment, Inc.	54,990	$979,372

Multiline Retail - 1.0%
Dollar General Corp.	10,690	774,384

Total Consumer Discretionary		1,753,756

Consumer Staples - 9.3%
Beverages - 5.4%
The Coca-Cola Co.	19,880	797,586
Diageo plc (United Kingdom)[1]	50,190	1,348,446
Molson Coors Brewing Co. - Class B	13,620	1,130,732
PepsiCo, Inc.	8,360	788,348

		4,065,112

Food Products - 1.3%
ConAgra Foods, Inc.	24,690	1,000,192

Household Products - 1.1%
The Procter & Gamble Co.	11,100	798,534

Tobacco - 1.5%
Philip Morris International, Inc.	14,480	1,148,698

Total Consumer Staples		7,012,536

Energy - 6.2%
Oil, Gas & Consumable Fuels - 6.2%
BP plc - ADR (United Kingdom)	23,250	710,520
Chevron Corp.	13,550	1,068,824
Exxon Mobil Corp.	28,500	2,118,975
Total S.A. (France)[1]	18,050	811,945

Total Energy		4,710,264

Financials - 25.9%
Banks - 6.2%
BankUnited, Inc.	14,190	507,293
Citigroup, Inc.	35,820	1,777,030
JPMorgan Chase & Co.	13,950	850,531
U.S. Bancorp.	13,770	564,708
Wells Fargo & Co.	20,040	1,029,054

		4,728,616

Capital Markets - 3.0%
American Capital Ltd.*	20,980	255,117
Apollo Investment Corp.	40,390	221,337
Ares Capital Corp.	17,580	254,558
BlackRock Capital Investment Corp.	31,150	275,989
Fifth Street Finance Corp.	43,240	266,791

1

Investment Portfolio - September 30, 2015

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Capital Markets (continued)
Medley Capital Corp.	31,730	$236,071
PennantPark Investment Corp.	31,590	204,387
Prospect Capital Corp.	38,700	275,931
Solar Capital Ltd.	15,870	251,063

		2,241,244

Insurance - 4.1%
Admiral Group plc (United Kingdom)[1]	45,510	1,035,066
Principal Financial Group, Inc.	27,730	1,312,738
The Progressive Corp.	24,100	738,424

		3,086,228

Real Estate Investment Trusts (REITS) - 11.7%
CatchMark Timber Trust, Inc. - Class A	75,720	778,402
Community Healthcare Trust, Inc.	19,550	310,845
Crown Castle International Corp.	13,270	1,046,605
DDR Corp.	21,620	332,516
General Growth Properties, Inc.	15,270	396,562
Healthcare Trust of America, Inc. - Class A	16,340	400,493
Lamar Advertising Co. - Class A	12,360	644,945
Outfront Media, Inc.	55,634	1,157,187
Paramount Group, Inc.	19,730	331,464
Plum Creek Timber Co., Inc.	41,580	1,642,826
Sabra Health Care REIT, Inc.	13,560	314,321
Weyerhaeuser Co.	55,890	1,528,033

		8,884,199

REITS - Mortgage - 0.9%
American Capital Agency Corp.	18,350	343,145
Annaly Capital Management, Inc.	36,610	361,341

		704,486

Total Financials		19,644,773

Health Care - 7.3%
Pharmaceuticals - 7.3%
Eli Lilly & Co.	10,200	853,638
Johnson & Johnson	18,120	1,691,502
Merck & Co., Inc.	19,300	953,227
Roche Holding AG (Switzerland)[1]	3,760	998,173
Sanofi (France)[1]	10,580	1,007,222

Total Health Care		5,503,762

2

Investment Portfolio - September 30, 2015

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 15.7%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	11,560	$1,094,616

Air Freight & Logistics - 1.3%
United Parcel Service, Inc. - Class B	10,290	1,015,520

Commercial Services & Supplies - 3.2%
Pitney Bowes, Inc.	45,850	910,123
Waste Management, Inc.	30,390	1,513,726

		2,423,849

Electrical Equipment - 1.1%
Rockwell Automation, Inc.	7,920	803,642

Industrial Conglomerates - 3.6%
3M Co.	7,090	1,005,149
General Electric Co.	69,060	1,741,693

		2,746,842

Machinery - 1.7%
Flowserve Corp.	17,920	737,229
Pentair plc (United Kingdom)	10,600	541,024

		1,278,253

Professional Services - 0.9%
Nielsen Holdings plc (United Kingdom)	14,920	663,492

Road & Rail - 2.4%
Kansas City Southern	7,540	685,235
Union Pacific Corp.	13,080	1,156,403

		1,841,638

Total Industrials		11,867,852

Information Technology - 13.3%
Communications Equipment - 4.2%
Cisco Systems, Inc.	23,250	610,313
Juniper Networks, Inc.	62,460	1,605,847
Qualcomm, Inc.	17,630	947,260

		3,163,420

IT Services - 3.2%
Broadridge Financial Solutions, Inc.	21,890	1,211,611
Xerox Corp.	128,260	1,247,970

		2,459,581

Software - 1.9%
Microsoft Corp.	32,160	1,423,402

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	15,830	1,746,049

3

Investment Portfolio - September 30, 2015

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Technology Hardware, Storage & Peripherals (continued)
EMC Corp.	53,870	$1,301,499

		3,047,548

Total Information Technology		10,093,951

Materials - 10.3%
Chemicals - 5.0%
Ashland, Inc.	14,570	1,466,033
The Dow Chemical Co.	35,380	1,500,112
E.I. du Pont de Nemours & Co.	16,020	772,164

		3,738,309

Containers & Packaging - 5.3%
Avery Dennison Corp.	17,470	988,278
Bemis Co., Inc.	16,090	636,681
Graphic Packaging Holding Co.	48,140	615,711
Packaging Corp. of America	16,010	963,162
Sonoco Products Co.	21,930	827,638

		4,031,470

Total Materials		7,769,779

Utilities - 2.0%
Electric Utilities - 1.2%
Eversource Energy	11,050	559,351
Exelon Corp.	11,800	350,460

		909,811

Multi-Utilities - 0.8%
CMS Energy Corp.	16,780	592,670

Total Utilities		1,502,481

TOTAL COMMON STOCKS (Identified Cost $73,857,295)		69,859,154

MUTUAL FUNDS - 4.3%
Gabelli Dividend & Income Trust	21,140	371,218
Schwab U.S. Dividend Equity ETF	27,630	993,299
Tri-Continental Corp.	45,920	895,440
Vanguard Dividend Appreciation ETF	13,400	988,116

TOTAL MUTUAL FUNDS (Identified Cost $3,387,267)		3,248,073

4

Investment Portfolio - September 30, 2015

(unaudited)

EQUITY INCOME SERIES	SHARES/ CONTRACTS	VALUE

SHORT-TERM INVESTMENT - 4.5%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.06% (Identified Cost $3,386,648)	3,386,648	$3,386,648

TOTAL INVESTMENTS - 101.1% (Identified Cost $80,631,210)		76,493,875
LIABILITIES, LESS OTHER ASSETS - (1.1%)		(817,032)

NET ASSETS - 100%		$75,676,843

CALL OPTIONS WRITTEN - (0.1%)
The Dow Chemical Co., Strike $50.00, Expiring October 16, 2015	120	$(120)
EMC Corp., Strike $27.00, Expiring October 16, 2015	180	(1,800)
Molson Coors Brewing Co. - Class B, Strike $75.00, Expiring October 16, 2015	40	(37,200)
Pentair plc, Strike $60.00, Expiring October 16, 2015	30	(300)
Rockwell Automation, Inc., Strike $115.00, Expiring October 16, 2015	20	(100)
United Parcel Service, Inc. - Class B, Strike $105.00, Expiring October 16, 2015	30	(300)
Xerox Corp., Strike $12.00, Expiring October 16, 2015	350	(1,050)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $17,403)		$(40,870)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$80,733,789
Unrealized appreciation	2,240,190
Unrealized depreciation	(6,480,104)

Net unrealized depreciation	$(4,239,914)

5

Investment Portfolio - September 30, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$1,753,756	$1,753,756	$—	$—
Consumer Staples	7,012,536	5,664,090	1,348,446	—
Energy	4,710,264	3,898,319	811,945	—
Financials	19,644,773	18,609,707	1,035,066	—
Health Care	5,503,762	3,498,367	2,005,395	—
Industrials	11,867,852	11,867,852	—	—
Information Technology	10,093,951	10,093,951	—	—
Materials	7,769,779	7,769,779	—	—
Utilities	1,502,481	1,502,481	—	—
Mutual funds	6,634,721	6,634,721	—	—

Total assets	76,493,875	71,293,023	5,200,852	—

Liabilities:
Other financial instruments*:
Equity contracts	(40,870)	(40,870)	—	—

Total liabilities	(40,870)	(40,870)	—	—

Total	$76,453,005	$71,252,153	$5,200,852	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2015

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 97.0%
Consumer Discretionary - 24.1%
Diversified Consumer Services - 5.1%
H&R Block, Inc.	339,390	$12,285,918

Media - 14.0%
Cogeco Cable, Inc. (Canada)	108,090	5,224,283
Discovery Communications, Inc. - Class A*	363,310	9,456,959
Sinclair Broadcast Group, Inc. - Class A	385,840	9,769,469
Tribune Media Co. - Class A	255,000	9,078,000

		33,528,711

Specialty Retail - 5.0%
Advance Auto Parts, Inc.	63,010	11,942,285

Total Consumer Discretionary		57,756,914

Consumer Staples - 3.7%
Food Products - 3.7%
Post Holdings, Inc.*	150,680	8,905,188

Financials - 7.4%
Consumer Finance - 3.2%
SLM Corp.*	1,018,970	7,540,378

Real Estate Management & Development - 4.2%
Realogy Holdings Corp.*	267,160	10,053,231

Total Financials		17,593,609

Health Care - 1.9%
Health Care Equipment & Supplies - 1.9%
Halyard Health, Inc.*	163,050	4,637,142

Industrials - 30.0%
Aerospace & Defense - 3.1%
KLX, Inc.*	209,080	7,472,519

Airlines - 6.1%
Allegiant Travel Co.	7,860	1,699,725
Republic Airways Holdings, Inc.*	2,215,630	12,806,341

		14,506,066

Building Products - 4.3%
Masco Corp.	412,900	10,396,822

Machinery - 5.3%
Allison Transmission Holdings, Inc.	176,090	4,699,842
Joy Global, Inc.	226,260	3,378,062
Spirax-Sarco Engineering plc (United Kingdom)[1]	106,310	4,511,985

		12,589,889

Road & Rail - 11.2%
Genesee & Wyoming, Inc. - Class A*	120,860	7,140,409

1

Investment Portfolio - September 30, 2015

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Road & Rail (continued)
Heartland Express, Inc.	343,640	$6,852,182
Hertz Global Holdings, Inc.*	497,160	8,317,487
Swift Transportation Co.*	307,400	4,617,148

		26,927,226

Total Industrials		71,892,522

Information Technology - 21.8%
Communications Equipment - 10.4%
ARRIS Group, Inc.*	353,680	9,185,070
Juniper Networks, Inc.	212,120	5,453,605
Polycom, Inc.*	754,720	7,909,466
Viavi Solutions, Inc.*	444,030	2,384,441

		24,932,582

Electronic Equipment, Instruments & Components - 2.2%
Keysight Technologies, Inc.*	174,390	5,378,188

IT Services - 9.2%
EVERTEC, Inc.	184,165	3,327,861
Sabre Corp.	438,080	11,907,014
VeriFone Systems, Inc.*	242,800	6,732,844

		21,967,719

Total Information Technology		52,278,489

Materials - 2.8%
Chemicals - 2.8%
Platform Specialty Products Corp.*	524,140	6,630,371

Telecommunication Services - 3.7%
Wireless Telecommunication Services - 3.7%
Telephone & Data Systems, Inc.	357,250	8,916,960

Utilities - 1.6%
Independent Power and Renewable Electricity Producers - 1.6%
NRG Energy, Inc.	250,990	3,727,201

TOTAL COMMON STOCKS (Identified Cost $266,653,937)		232,338,396

2

Investment Portfolio - September 30, 2015

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.9%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.06% (Identified Cost $6,892,170)	6,892,170	$6,892,170

TOTAL INVESTMENTS - 99.9% (Identified Cost $273,546,107)		239,230,566
OTHER ASSETS, LESS LIABILITIES - 0.1%		157,698

NET ASSETS - 100%		$239,388,264

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of September 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On September 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$273,752,181
Unrealized appreciation	13,120,906
Unrealized depreciation	(47,642,521)

Net unrealized depreciation	$(34,521,615)

3

Investment Portfolio - September 30, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$57,756,914	$57,756,914	$—	$—
Consumer Staples	8,905,188	8,905,188	—	—
Financials	17,593,609	17,593,609	—	—
Health Care	4,637,142	4,637,142	—	—
Industrials	71,892,522	67,380,537	4,511,985	—
Information Technology	52,278,489	52,278,489	—	—
Materials	6,630,371	6,630,371	—	—
Telecommunication Services	8,916,960	8,916,960	—	—
Utilities	3,727,201	3,727,201	—	—
Mutual fund	6,892,170	6,892,170	—	—

Total assets	$239,230,566	$234,718,581	$4,511,985	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or September 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the nine months ended September 30, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

ITEM 2: CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ James Mikolaichik
James Mikolaichik
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James Mikolaichik
James Mikolaichik
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: November 16, 2015

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: November 16, 2015